Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–113.86%(a)
Alabama–4.10%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority;
Series 2018 A, RB	4.00%	07/01/2043	$7,040	$ 6,784,963
Series 2018 A, RB	5.00%	07/01/2048	28,620	29,313,614
Series 2018 D, RB	5.00%	05/01/2035	1,365	1,468,401
Series 2018 D, RB	5.00%	05/01/2036	1,170	1,251,741
Series 2018, RB	5.00%	05/01/2048	12,870	13,420,606

Birmingham (City of), AL; Series 2018 B, GO Wts.	5.00%	12/01/2036	1,700	1,814,933

Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,591,639

Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	16,000	16,201,501
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.75%	10/01/2046	20,045	20,711,480
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.90%	10/01/2050	17,500	18,075,285
Series 2013 D, Revenue Wts.	7.00%	10/01/2051	25,000	26,455,975
Series 2013 D, Revenue Wts.	6.50%	10/01/2053	31,500	33,277,343
Series 2013 F, Revenue Wts.(c)	7.50%	10/01/2039	21,895	22,689,289
Series 2013 F, Revenue Wts.(c)	7.75%	10/01/2046	30,000	31,072,269
Series 2013 F, Revenue Wts.(c)	7.90%	10/01/2050	49,050	50,784,643
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	477,410
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,212,426

Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(e)	4.00%	11/01/2045	2,570	2,228,954
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB(b)(e)	6.00%	05/01/2040	6,000	4,500,000
Series 2020 B, RB(e)	8.00%	05/01/2029	1,566	1,174,829
Southeast Energy Authority A Cooperative District (No. 2);
Series 2021 B, RB	4.00%	06/01/2031	1,850	1,832,859
Series 2021 B, RB(f)	4.00%	12/01/2031	4,275	4,195,771

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	45,365	40,204,382

				333,740,313

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(g)	5.88%	12/01/2027	1,650	4,290
Series 2007 C, RB(g)	6.00%	12/01/2036	500	1,300

University of Alaska; Series 2015 T, RB	5.00%	10/01/2039	200	203,212

				208,802

Arizona–2.06%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2039	13,550	13,739,873

Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	7,022	6,419,546
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(e)	5.50%	07/01/2038	1,165	1,176,608
Series 2018 B, RB(e)	5.63%	07/01/2048	2,250	2,233,440
Series 2018 B, RB(e)	5.75%	07/01/2053	3,500	3,489,866
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(e)	5.13%	08/01/2038	2,515	2,379,054
Series 2018 A, RB(e)	5.25%	08/01/2048	3,945	3,544,106
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(e)	5.50%	07/01/2037	580	563,924
Series 2017, Ref. RB(e)	5.75%	07/01/2047	680	645,201
Series 2017, Ref. RB(e)	5.88%	07/01/2052	645	615,211

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2054	$3,000	$ 2,568,271
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(e)	5.25%	12/15/2038	1,415	1,418,131
Series 2018 A, RB(e)	5.50%	12/15/2048	2,260	2,238,524

Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(d)	5.00%	06/01/2049	2,250	2,403,578

Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	393,265

East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB(h)	6.38%	01/01/2028	550	508,405

East San Luis (City of), AZ Community Facilities District (Assessment Area Two); Series 2009, Ref. RB(g)(h)	8.50%	01/01/2028	140	91,000

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,504,700
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools);
Series 2018 A, RB	5.00%	02/15/2038	500	501,433
Series 2018 A, RB	5.00%	02/15/2048	1,200	1,153,708

Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(e)	6.00%	01/01/2048	11,475	7,969,967
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	220	227,120
Series 2017 C, RB	5.00%	07/01/2048	405	411,540

Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.25%	07/01/2024	93	93,030

Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	839,517
Merrill Ranch Community Facilities District No. 2 (Assessment Area One);
Series 2006, RB	5.25%	07/01/2024	86	86,028
Series 2006, RB	5.30%	07/01/2030	397	396,991
Parkway Community Facilities District No. 1 Prescott Valley;
Series 2006, GO Bonds	5.30%	07/15/2025	265	248,794
Series 2006, GO Bonds	5.35%	07/15/2031	350	279,910

Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,545	1,451,685

Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(e)	5.50%	07/01/2046	4,135	4,169,696

Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR(b)	5.88%	11/01/2037	2,485	2,236,519

Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC– Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,003,963

Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(e)	9.50%	04/01/2052	7,900	7,110,596

Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB	5.00%	07/01/2048	1,185	1,223,505

Phoenix Civic Improvement Corp.; Series 2018, RB(b)	5.00%	07/01/2048	10,000	10,233,225
Pima (County of), AZ Industrial Development Authority;
Series 2021, RB(e)	5.00%	07/01/2056	2,285	1,940,664
Series 2022, RB(e)	6.88%	11/15/2052	7,500	7,533,207
Series 2022, RB(e)	7.00%	11/15/2057	3,975	3,991,132

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2015, Ref. RB(e)	5.63%	06/15/2045	2,250	2,240,094

Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,375	2,314,965
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(f)(i)	5.00%	06/15/2025	1,550	1,611,285
Series 2017 C, RB(f)(i)	5.00%	06/15/2025	2,830	2,941,895
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The));
Series 2016, Ref. RB(e)	5.50%	09/01/2046	2,400	2,158,961

Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(e)	6.50%	11/01/2047	5,530	4,948,273

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(e)	6.00%	12/01/2036	$3,315	$ 3,344,039
Series 2016, Ref. RB(e)	6.00%	12/01/2046	6,310	6,224,003
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(e)	6.00%	07/01/2035	1,025	1,034,290
Series 2015, RB(e)	6.13%	07/01/2045	3,310	3,315,220
Series 2019, RB	5.13%	07/01/2039	650	603,844
Series 2019, RB	5.25%	07/01/2049	810	719,674

Pinal (County of), AZ Industrial Development Authority; Series 2021 C, RB(b)(e)	5.50%	10/01/2033	20,560	19,457,135

Pinal (County of), AZ Industrial Development Authority (Green Bonds); Series 2021 B, RB(b)(c)	5.50%	10/01/2033	5,853	5,539,037

Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(b)	6.25%	06/01/2026	275	273,870

Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(e)	5.60%	07/01/2031	181	163,579

Southside Community Facilities District No. 1; Series 2008, RB(h)	7.25%	07/01/2032	929	732,941

Tempe (City of), AZ Industrial Development Authority; Series 2022 A, RB(e)	6.50%	08/01/2048	3,640	3,712,952
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(e)	6.00%	10/01/2037	1,010	712,183
Series 2017 A, RB(e)	6.13%	10/01/2047	2,300	1,435,774
Series 2017 A, RB(e)	6.13%	10/01/2052	2,360	1,429,292
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(e)	6.00%	07/15/2027	1,800	1,801,390
Series 2013 B, GO Bonds(e)	5.70%	07/15/2029	675	675,237
Series 2013 B, GO Bonds(e)	6.00%	07/15/2033	610	610,153

				168,035,019

Arkansas–0.10%

Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(h)	6.25%	02/01/2038	4,455	4,455,000

Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(e)	7.25%	12/01/2052	3,600	3,421,945

				7,876,945

California–12.57%

Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	135	135,254
California (State of);
Series 2019, GO Bonds	5.00%	04/01/2049	3,200	3,430,151
Series 2021, GO Bonds	4.00%	10/01/2039	8,105	8,305,545
Series 2021, Ref. GO Bonds	4.00%	10/01/2041	6,565	6,635,226
Series 2022, GO Bonds(j)	5.00%	04/01/2047	27,035	29,835,602
Series 2022, GO Bonds	4.00%	04/01/2049	13,000	12,843,737
Series 2022, Ref. GO Bonds	4.00%	09/01/2042	11,080	11,160,471
Series 2023, GO Bonds	4.00%	10/01/2050	7,000	6,898,926
Series 2023, GO Bonds	5.25%	10/01/2050	8,750	9,931,149
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(k)	0.00%	06/01/2050	520,920	100,221,674
Series 2006 B, RB(k)	0.00%	06/01/2050	107,400	17,985,172
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	620	630,240
Series 2002, RB	6.00%	06/01/2042	19,120	19,436,103
Series 2006 C, RB(k)	0.00%	06/01/2055	212,950	19,277,214
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,003,051
Series 2006 A, RB(k)	0.00%	06/01/2046	127,310	29,252,312
Series 2006 B, RB(k)	0.00%	06/01/2046	33,920	7,535,657
Series 2006 C, RB(k)	0.00%	06/01/2055	215,100	22,097,159

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	3,565	3,565,098

California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	573	568,502

California (State of) Infrastructure & Economic Development Bank; Series 2019, RB(j)	5.00%	05/15/2052	31,530	33,330,817

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2047	$13,845	$ 13,962,750
Series 2018 B, RB(b)	5.00%	06/01/2048	2,575	2,588,465

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2017, RB (Acquired 08/15/2017; Cost $3,000,000)(b)(e)(g)(l)	8.00%	12/01/2027	3,000	180,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(b)(e)(g)(l)	7.50%	07/01/2032	6,075	303,750
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(b)(e)(g)(l)	8.00%	07/01/2039	14,995	749,750
Series 2020, RB(b)(e)(g)	7.50%	07/01/2032	2,650	344,500

California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(e)	10.00%	05/15/2028	3,000	2,959,775

California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(e)	6.50%	07/01/2050	4,130	4,161,983

California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(e)	5.25%	07/01/2051	5,945	5,833,417
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.00%	05/01/2027	300	296,842
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.75%	05/01/2037	900	902,444
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.88%	05/01/2047	1,230	1,204,420
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(e)	5.13%	06/01/2047	595	553,493
Series 2017 A, RB(e)	5.25%	06/01/2052	665	617,464

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.25%	07/01/2052	1,450	1,314,082

California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	7,200	7,259,042
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	3,615	3,677,946
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,244,996
Series 2002, RB	6.00%	05/01/2043	100	101,745

Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	3,285	3,119,364

Fresno Unified School District; Series 2016 B, Ref. GO Bonds(k)	0.00%	08/01/2042	7,780	3,435,106

Irvine Facilities Financing Authority (Irvine Great Park Infrastructure); Series 2023, RB (INS - BAM)(d)	4.00%	09/01/2058	5,000	4,758,181

Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	965	967,557

Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(b)	5.00%	05/15/2043	4,000	4,110,908

Long Beach Unified School District (Election of 2016); Series 2023 C, GO Bonds	4.00%	08/01/2050	7,500	7,358,834
Los Angeles (City of), CA Department of Airports;
Series 2018, RB(b)(j)	5.00%	05/15/2043	25,000	25,989,463
Series 2020 C, RB(b)	4.00%	05/15/2050	18,030	16,613,549
Series 2021 A, Ref. RB(b)	5.00%	05/15/2051	8,150	8,468,175
Series 2021 D, Ref. RB(b)	4.00%	05/15/2051	25,375	23,208,384
Series 2022 A, RB(b)	4.00%	05/15/2049	18,575	17,135,190
Series 2022 H, RB(b)	5.25%	05/15/2047	8,000	8,528,798
Series 2022 H, RB(b)	5.00%	05/15/2052	4,490	4,669,988
Series 2022, RB(b)(j)	5.00%	05/15/2047	25,205	25,657,636
Series 2022, RB(b)(j)	5.00%	05/15/2048	30,000	30,963,495

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(b)	5.00%	05/15/2052	4,485	4,671,210
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(b)	5.00%	05/15/2035	1,000	1,054,101
Series 2018 A, RB(b)	5.00%	05/15/2036	1,385	1,451,918

Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building); Series 2018 A, RB	5.00%	12/01/2051	18,145	19,223,218

Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	4,500	4,434,448

Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,242
Placer (County of), CA Community Facilities District;
Series 2021, RB	4.00%	09/01/2046	2,450	2,138,366
Series 2021, RB	4.00%	09/01/2051	3,270	2,768,151
Regents of the University of California Medical Center;
Series 2022 P, RB	5.00%	05/15/2047	15,000	16,356,872
Series 2022 P, RB(j)(m)	5.00%	05/15/2047	40,000	43,618,324
Series 2022 P, RB	4.00%	05/15/2053	9,500	8,666,052

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Regional Airports Improvement Corp. (Los Angeles International Airport - Continental Airlines, Inc. Cargo Facilities); Series 1994, RB(b)	9.25%	08/01/2024	$3,040	$ 3,056,055

Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	10,000	10,370,570
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB (INS - AGM)(b)(d)	4.00%	07/01/2051	16,750	15,416,142
Series 2021 B, RB(b)	5.00%	07/01/2051	30,915	31,904,277
Series 2021 B, RB(b)	4.00%	07/01/2056	14,145	12,734,142
Series 2021 B, RB(b)	5.00%	07/01/2056	10,000	10,240,699
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);

Second Series 2022 A, Ref. RB(b)	4.00%	05/01/2052	5,750	5,282,124
Series 2014 A, RB(b)	5.00%	05/01/2044	14,100	14,112,457
Series 2016, RB(b)	5.00%	05/01/2046	20,630	20,894,233
Series 2019 A, RB(b)	5.00%	05/01/2049	4,700	4,835,483
Series 2019 E, RB(b)	5.00%	05/01/2050	58,000	59,621,570
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(k)	0.00%	06/01/2036	60,785	29,352,846
Series 2007 A, RB(k)	0.00%	06/01/2047	58,990	14,378,004
Series 2007 B, RB(k)	0.00%	06/01/2047	13,505	3,253,535
Series 2007 C, RB(k)	0.00%	06/01/2056	61,600	5,672,923
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGM)(d)(k)	0.00%	08/01/2037	6,245	3,589,655
Series 2011 D, GO Bonds (INS - AGM)(d)(k)	0.00%	08/01/2038	12,115	6,628,607
Series 2011 D, GO Bonds (INS - AGM)(d)(k)	0.00%	08/01/2041	14,735	6,892,563
Series 2011 D, GO Bonds (INS - AGM)(d)(k)	0.00%	08/01/2043	17,145	7,263,687

Sweetwater Union High School District; Series 2022, GO Bonds(j)	5.00%	08/01/2052	47,500	51,240,293

University of California; Series 2021 BH, Ref. RB	4.00%	05/15/2051	3,000	2,951,669

West County Facilities Financing Authority (Green Bonds); Series 2021, RB	4.00%	06/01/2051	7,000	6,739,650

				1,023,179,638

Colorado–9.90%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,485	2,283,721
Series 2020 A, GO Bonds	5.25%	12/01/2049	5,200	4,366,413
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,733,354
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	921,467
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	428,787
Arista Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,200,431
Series 2018 A, Ref. GO Bonds	5.13%	12/01/2048	3,500	3,240,004

Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	853,240
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,625	2,294,838
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,133,404

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	22,435,882

Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,259	3,258,759
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,194,484
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	474,234
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,105,129
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,331,018

Baseline Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	2,190	1,977,197

Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(c)(e)	6.75%	12/01/2049	3,785	3,204,032

Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	717,437

Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	3,000	2,864,623

Blue Lake Metropolitan District No. 3; Series 2018 A, GO Bonds	5.25%	12/01/2048	1,722	1,542,059

BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	461	432,905

Board of Governors of Colorado State University System; Series 2015 A, RB	4.13%	03/01/2055	6,300	5,906,266

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)

Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	$670	$ 615,793

Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,696,607

Bristol Metropolitan District; Series 2022, GO Bonds	7.50%	12/15/2050	766	750,714

Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,351,398

Bromley Park Metropolitan District No. 2; Series 2018 B, Ref. GO Bonds	6.38%	12/15/2047	1,000	971,624

Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,498	1,431,397

Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	12,925,319

Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,375,018

Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	1,944,452

Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	3,756,298
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	3,442,438
Series 2022, RB	6.50%	12/01/2053	6,850	6,886,229
Cherrylane Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2047	1,308	1,227,518
Series 2018 B, GO Bonds	7.38%	12/15/2047	574	526,426

Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,019,626
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,995	3,956,989
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	575,254

Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	468,514
Clear Creek Transit Metropolitan District No. 2;
Series 2021 A, GO Bonds	5.00%	12/01/2041	575	522,521
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	858,862
Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,047,810

Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,500	1,392,406

Colliers Hill Metropolitan District No. 2; Series 2022, Ref. GO Bonds	5.75%	12/15/2047	2,250	2,104,386
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2049	1,500	1,133,131
Series 2021 A, RB	5.00%	05/15/2058	3,250	2,350,113

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	5,190	5,343,478

Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2022 A, Ref. RB	4.00%	05/15/2052	22,500	21,295,017

Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 B, Ref. RB	4.00%	01/01/2040	3,000	2,937,799

Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	510	399,590

Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	943	902,013

Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	13,646,334
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	7,705	5,753,264
Series 2020 B, GO Bonds(e)	7.50%	12/15/2050	3,490	3,052,839
Copper Ridge Metropolitan District;
Series 2019, RB	5.00%	12/01/2039	4,250	3,926,015
Series 2019, RB	5.00%	12/01/2043	2,750	2,451,888

Country Club Highlands Metropolitan District; Series 2007, GO Bonds(h)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,198,810
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,118	1,909,053
Series 2019, GO Bonds	7.75%	12/15/2049	568	518,183

Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	2,632	2,479,827
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2035	1,010	1,063,503
Series 2018 A, Ref. RB(b)	5.25%	12/01/2048	18,445	19,111,385
Series 2021 A, RB	4.00%	08/01/2051	10,000	9,654,191
Series 2022 A, RB(b)	5.50%	11/15/2038	1,795	2,020,331
Series 2022 A, RB(b)	5.00%	11/15/2047	15,000	15,667,891
Series 2022 A, RB(b)	4.13%	11/15/2053	7,000	6,557,236
Series 2022 A, RB(b)	5.50%	11/15/2053	7,250	7,855,993
Series 2022 D, Ref. RB(b)	5.75%	11/15/2045	10,000	11,216,731
Series 2022 D, Ref. RB(b)	5.00%	11/15/2053	28,000	29,113,946

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Series 2022, RB(j)	4.00%	08/01/2051	$18,990	$ 18,333,309
Series 2022, RB(b)(j)	5.00%	11/15/2053	13,500	14,037,081

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	56,185	56,210,441
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,355	1,332,822
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,037,054

Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,290	2,263,954

Deutsche Bank Spears/Lifers Trust; Series 2013, RB(f)(i)(j)	5.00%	01/01/2024	14,350	14,491,062

Dinosaur Ridge Metropolitan District; Series 2019 A, Ref. RB	5.00%	06/01/2049	1,205	1,086,824

Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	20,000	19,459,596

Dublin North Metropolitan District No. 2; Series 2018 A, GO Bonds(f)(i)	5.13%	12/01/2023	1,637	1,697,935

E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	828,203

Eagle County School District No. Re50J; Series 2021, COP (INS - AGM)(d)	4.00%	12/01/2051	7,105	6,650,536

Eagle River Water and Sanitation District; Series 2020 A, RB (INS - AGM)(d)	4.00%	12/01/2045	1,250	1,233,590
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2041	1,700	1,524,975
Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2051	2,000	1,660,161
Series 2021 B, GO Bonds(e)	8.00%	12/15/2051	1,910	1,703,698

Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(e)	5.75%	12/01/2046	2,600	2,548,180

Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,835,147

Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	1,575	1,359,430

First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	506,206

Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,036	901,738

Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,875	6,298,448

Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(e)	6.00%	12/01/2049	2,965	2,800,473

Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	911,334

Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(c)	6.13%	12/01/2050	3,075	2,533,374

Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(e)	4.75%	12/01/2051	3,000	2,289,011

Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,166,612

Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	793,863
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(e)	7.75%	12/15/2050	515	470,937
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,227,601

HM Metropolitan District No. 2; Series 2021, GO Bonds(c)	5.75%	12/01/2051	24,038	11,963,222

Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,250,143

Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,697,882

Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,015	4,864,618

Interpark Metropolitan District; Series 2018, GO Bonds(e)	5.50%	12/01/2023	1,614	1,630,250

Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,240,748

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	9,909	9,505,876
Johnstown North Metropolitan District No. 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,054,359
Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	2,036,475

Jones District Community Authority Board; Series 2020 A, RB(c)	5.75%	12/01/2050	6,800	5,702,793

Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(e)	5.63%	12/01/2050	1,695	1,558,601

Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,392,561
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	3,900	3,100,192
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,432,166
Ledge Rock Center Commercial Metropolitan District;
Series 2022, GO Bonds(e)	7.00%	11/01/2052	7,000	6,930,517
Series 2022, GO Bonds(e)	7.38%	11/01/2052	10,830	10,726,243
Series 2022, GO Bonds(e)	9.25%	12/01/2052	9,189	9,184,327
Leyden Ranch Metropolitan District;
Series 2017 B, GO Bonds	7.00%	12/15/2047	500	464,158
Series 2017 C, GO Bonds	11.00%	12/15/2050	600	563,975

Littleton Village Metropolitan District No. 2; Series 2018, Ref. GO Bonds	7.63%	12/15/2028	1,140	1,123,185

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	$1,185	$ 1,141,381
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	481,699
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	650,946
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	554,812
Millers Landing Business Improvement District;
Series 2018 A, RB(e)	6.00%	12/01/2048	7,960	7,420,810
Series 2018 B, RB(e)	8.00%	12/01/2048	2,185	2,007,617

Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,334,765

Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,330,356

Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	916,020

Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	875,996
Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,537,737
Series 2022, RB	7.00%	12/01/2034	5,000	5,080,458

Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,760,695

North Holly Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2048	1,760	1,684,484

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	6,531,061

Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	15,255,071
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,705	1,536,796
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	837,453

Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,048,457

Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds(f)(i)	5.63%	12/01/2023	2,290	2,378,511
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,290	2,300,351
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,244,305

Pronghorn Valley Metropolitan District; Series 2021 A, GO Bonds	4.00%	12/01/2051	650	481,312

Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(e)	4.75%	12/01/2045	5,375	3,655,000

PV-ERU Holding Trust; Series 2019, RB(k)	0.00%	02/14/2039	12,585	2,642,850

Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,071,695
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,025,725
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	520,369

Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,209,859

Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	946,752

Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	1,832,728
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,421,748
Series 2022 B, RB	7.75%	12/15/2052	5,000	4,574,141

Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	23,575	22,829,153
Sabell Metropolitan District;
Series 2020 A, GO Bonds(e)	5.00%	12/01/2050	1,060	927,040
Series 2020 B-3, GO Bonds(e)	8.25%	12/15/2050	605	559,320
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	5,583,843
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,546,702
Series 2021 C, GO Bonds(e)	7.63%	12/15/2052	8,288	7,362,086

Settler’s Crossing Metropolitan District No. 1; Series 2020 B, GO Bonds	7.63%	12/15/2050	598	546,586

Settler’s Crossing Metropolitan District No. 1 (Senior Bonds); Series 2020 A, GO Bonds(e)	5.13%	12/01/2050	1,630	1,429,118

Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,557,427
Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	806	838,539
Series 2019, RB	5.00%	12/01/2049	2,835	2,722,442
Series 2022 A, RB	5.75%	12/01/2052	5,000	4,658,758
Series 2022 B, GO Bonds	8.75%	12/15/2052	6,367	6,128,520

South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,651,844

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	$1,000	$ 921,681
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	2,055,961

Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	788,302

Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(e)	9.50%	12/15/2045	3,464	3,502,084
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,227,222
Series 2020 B, GO Bonds	8.50%	12/15/2049	656	608,490
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,518,439
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,521,657

STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,652,165
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	741	705,249
Series 2022 A, Ref. RB	6.75%	12/01/2053	27,225	27,479,390
Series 2023, RB	8.38%	12/15/2054	7,500	7,444,483
Stone Creek Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2047	1,995	1,939,567
Series 2018, GO Bonds	7.88%	12/15/2047	600	563,691

Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	1,175	1,144,071

Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	7,550	7,301,533

Tallyn’s Reach Metropolitan District No. 3; Series 2013, Ref. GO Bonds(e)(f)(i)	5.00%	12/01/2023	274	275,954

Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,656,237

Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,507,016
Timnath Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.25%	12/01/2037	1,500	1,475,796
Series 2018 A, GO Bonds	5.38%	12/01/2047	1,900	1,792,091
Series 2018 B, GO Bonds	7.75%	12/15/2047	953	894,292

Trails at Crowfoot Metropolitan District No. 3; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	1,799,716

Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	5,750,047
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,000	3,191,296
Series 2021 A-2, GO Bonds(c)	5.50%	12/01/2051	3,000	2,248,045
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,605	1,562,807
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	472,757

Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,295	1,078,272

Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(e)	5.63%	12/01/2048	1,375	1,328,094

Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	954,727

Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,222,849

White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,563,237
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds(f)(i)	5.00%	12/01/2024	600	628,559
Series 2019 B, GO Bonds(e)(f)(i)	7.75%	12/01/2024	504	547,420

Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	686,107

Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	591,191

Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	5,000	3,028,799

Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,793	1,677,460

				805,804,822

Connecticut–0.11%
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	3,870	3,455,906
Series 2019 A, Ref. RB	4.00%	07/01/2049	3,000	2,526,958

Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(g)(h)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(g)	6.05%	07/01/2031	13,420	2,985,951
				9,025,215

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–2.67%

District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	02/28/2037	$1,850	$ 1,916,107
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	32,000	32,943,075
Series 2006 C, RB(k)	0.00%	06/15/2055	850,680	80,630,513
Series 2006 D, RB(k)	0.00%	06/15/2055	555,000	44,419,980
Metropolitan Washington Airports Authority;
Series 2018 A, Ref. RB(b)	5.00%	10/01/2048	1,810	1,850,569
Series 2019 A, RB(b)(j)	4.00%	10/01/2035	11,530	11,540,725
Series 2019 A, Ref. RB(b)	5.00%	10/01/2044	3,500	3,617,637
Series 2019 A, Ref. RB(b)	5.00%	10/01/2049	16,585	17,027,509
Series 2021 A, Ref. RB(b)	4.00%	10/01/2051	15,800	14,535,896

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2053	10,000	9,010,141

				217,492,152

Florida–9.52%
Amelia Concourse Community Development District;
Series 2007, RB(g)(h)	5.75%	05/01/2038	3,865	3,749,050
Series 2016, RB	6.00%	05/01/2047	1,795	1,817,797
Series 2019 B-2, RB	7.25%	05/01/2029	30	29,176

Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,425	2,433,959

Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,600	1,600,395
Avenir Community Development District (Assessment Area No. 3 - Master Infrastructure);
Series 2023, RB	5.38%	05/01/2043	3,235	3,110,605
Series 2023, RB	5.63%	05/01/2054	4,000	3,845,319
Babcock Ranch Community Independent Special District;
Series 2022, RB	5.00%	05/01/2042	2,000	1,946,813
Series 2022, RB	5.00%	05/01/2053	1,500	1,378,139

Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,497,829
Bradbury Community Development District;
Series 2023, RB	5.25%	05/01/2043	1,500	1,463,745
Series 2023, RB	5.50%	05/01/2053	2,505	2,438,937
Broward (County of), FL;
Series 2019 A, RB	5.00%	09/01/2049	8,605	8,926,756
Series 2019 A, RB(b)	4.00%	10/01/2049	12,505	11,313,240
Series 2019 A, RB(b)	5.00%	10/01/2049	8,400	8,633,438
Series 2019 B, RB(b)	4.00%	09/01/2049	15,500	14,239,190

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	15,000	14,192,581

Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	880	879,894
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,479,408
Series 2019 A, RB	5.00%	12/15/2054	1,085	1,026,031

Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	2,820	2,240,157
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(e)	5.63%	08/01/2037	1,025	814,126
Series 2017, RB(e)	5.88%	08/01/2052	3,925	2,819,296
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(e)	5.38%	06/15/2038	850	817,354
Series 2018 A, RB(e)	5.38%	06/15/2048	1,590	1,444,854

Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2055	6,800	5,672,429
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB(e)	5.75%	06/01/2054	3,735	3,261,003
Series 2019 B, RB(e)	6.00%	06/01/2028	330	314,285
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(e)	5.00%	10/15/2047	1,100	991,160
Series 2017 A, RB(e)	5.00%	10/15/2052	755	666,378
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	773,988
Series 2015, RB	5.75%	11/01/2047	1,855	1,869,076

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

CFM Community Development District; Series 2004 A, RB(g)(h)	6.25%	05/01/2035	$1,987	$ 20

Chapel Creek Community Development District; Series 2006 A, RB(g)(h)	5.50%	05/01/2038	7,075	4,740,250
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2021, RB(b)(e)	4.00%	10/01/2041	1,500	1,222,792
Series 2021, RB(b)(e)	4.00%	10/01/2051	5,000	3,776,381

City of South Miami Health Facilities Authority, Inc.; Series 2018, RB(j)	4.00%	08/15/2036	14,000	13,875,429

Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $8,262,441)(g)(h)(l)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(e)	5.00%	12/01/2037	1,150	1,072,371
Series 2017 A, RB(e)	5.00%	12/01/2047	1,875	1,638,099

County of Miami-Dade FL Transit System; Series 2023, RB(j)	5.00%	07/01/2052	25,475	27,285,661

Creekside Community Development District; Series 2006, RB(g)(h)	5.20%	05/01/2038	1,690	794,300
CrossCreek Community Development District;
Series 2007 A, RB	5.60%	05/01/2039	5	4,984
Series 2016 A, RB	5.60%	05/01/2037	75	73,923

Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2050	7,000	5,949,924
Florida (State of);
Series 2018, GO Bonds(j)	4.00%	07/01/2037	3,725	3,835,565
Series 2018, GO Bonds(j)	4.00%	07/01/2038	4,030	4,115,563
Series 2018, GO Bonds(j)	4.00%	07/01/2039	4,195	4,249,572
Series 2018, GO Bonds(j)	4.00%	07/01/2040	4,360	4,384,945

Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(e)	6.00%	08/15/2057	3,250	3,082,961

Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(e)	5.00%	07/15/2046	6,045	5,461,599
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	301,234
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	986,530
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(b)(e)(f)	6.38%	01/01/2026	13,000	12,415,016
Series 2019 A, Ref. RB(b)(e)(f)	6.50%	01/01/2029	14,305	13,582,247
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,209,209)(l)	7.00%	03/01/2030	4,209	2,735,986
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(l)	0.00%	03/01/2030	2,393	358,940
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	4.00%	10/01/2052	7,500	6,716,827
Series 2019 A, RB(b)	4.00%	10/01/2044	13,180	12,463,247
Series 2019 A, RB(b)	5.00%	10/01/2044	3,370	3,492,694
Series 2019 A, RB(b)	4.00%	10/01/2049	16,490	15,059,069
Series 2019 A, RB(b)	5.00%	10/01/2049	9,980	10,268,427
Series 2019 A, RB(b)	5.00%	10/01/2054	8,000	8,187,271
Series 2022 A, RB(b)	5.00%	10/01/2046	18,985	19,778,668

Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	270	270,088

Hillsborough (County of), FL Aviation Authority; Series 2022, RB(b)(j)	5.00%	10/01/2047	10,000	10,401,104
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 E, RB(b)	5.00%	10/01/2043	3,120	3,210,850
Series 2022 A, RB(b)	4.00%	10/01/2052	9,510	8,730,585

Indigo Community Development District; Series 2005, RB(h)	5.75%	05/01/2036	2,775	1,859,250
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(e)	5.00%	01/15/2049	820	733,988
Series 2019, RB(e)	5.00%	01/15/2054	635	557,664

Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	1,661,856

Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB (Acquired 10/27/2017-01/11/2022; Cost $19,462,050)(e)(l)	7.13%	01/01/2052	21,000	16,380,000
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	1,685	1,493,730
Series 2018 A, RB(e)	5.75%	07/15/2053	1,830	1,704,052
Lakeland (City of), FL (Lakeland Regional Health);
Series 2015, RB	5.00%	11/15/2040	7,845	7,882,484
Series 2015, RB	5.00%	11/15/2045	9,000	8,905,895

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lee (County of), FL;
Series 2021 B, RB(b)	5.00%	10/01/2046	$10,000	$ 10,396,820
Series 2021 B, RB(b)	4.00%	10/01/2051	26,000	23,919,828

Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.75%	12/01/2052	1,785	1,216,468

Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,310	2,311,321

Magnolia Creek Community Development District; Series 2007 A, RB(g)	5.90%	05/01/2039	590	301,354

Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	165	166,069

Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	10	10,233
Miami-Dade (County of), FL;
Series 2014 A, Ref. RB(b)	5.00%	10/01/2036	9,265	9,330,426
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	5,020	5,110,678
Series 2019 A, RB(b)	5.00%	10/01/2044	6,170	6,353,309
Series 2019 B, RB	4.00%	10/01/2049	30,000	28,333,794
Series 2022 A, Ref. RB(b)	5.25%	10/01/2052	30,840	32,521,989
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2046	16,935	15,762,730
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2050	35,880	32,978,015
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	8,420	8,462,711
Series 2014 A, RB	5.00%	07/01/2044	11,410	11,425,441
Miami-Dade (County of), FL Transit System;
Series 2018, RB	4.00%	07/01/2045	11,000	10,732,945
Series 2022, RB	5.00%	07/01/2048	8,835	9,494,397
Series 2022, RB(j)	5.00%	07/01/2050	14,210	15,242,077
Series 2022, RB(j)	5.00%	07/01/2051	40,980	43,937,006

Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $8,885,000)(l)	6.90%	01/01/2038	8,450	6,998,587

Naturewalk Community Development District; Series 2007 A, RB(g)(h)	5.50%	05/01/2038	4,345	1,390,400

Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,560,072

Palm Beach (County of), FL Health Facilities Authority (Toby & Leon Cooperman Sinai Residences of Boca Raton Expanison); Series 2020, RB	5.00%	06/01/2055	2,000	1,694,536

Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	8,875	8,879,284

Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,757,209

Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2055	800	666,676

Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(b)(e)	5.88%	01/01/2033	23,500	23,626,827

Portofino Isles Community Development District (Portofino Court); Series 2005, RB(g)(h)	5.60%	05/01/2036	5,905	3,661,100
Reunion East Community Development District;
Series 2002 A-2, RB(g)(h)	7.38%	05/01/2033	1,425	14
Series 2005, RB(g)(h)	5.80%	05/01/2036	3,420	34

Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	115	115,043

Seminole (County of), FL; Series 2022, Ref. RB	5.00%	10/01/2052	13,850	14,845,330
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare

Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	3,265	2,931,028
South Bay Community Development District;
Series 2005 A, RB(g)(h)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	5,580	5,552,130
Series 2005 A-2, Ref. RB(g)(h)	6.60%	05/01/2036	3,800	1,900,000
Series 2005 B-2, Ref. RB(g)(h)	6.60%	05/01/2025	3,240	1,620,005

Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	515	515,128

Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	9,575	9,577,780

Treeline Preserve Community Development District; Series 2007 A, RB(g)(h)	6.80%	05/01/2039	4,950	693,000
V-Dana Community Development District (Assessment Area Two - 2023 Project Area);
Series 2023, RB	5.25%	05/01/2043	2,230	2,218,991
Series 2023, RB	5.50%	05/01/2054	2,500	2,485,149

Villages of Avignon Community Development District (The); Series 2007 A, RB(g)(h)	5.40%	05/01/2037	755	37,750

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	$225	$ 225,092
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,081,391
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,769,183
Series 2016 A-2, RB	5.38%	05/01/2046	1,895	1,847,164

Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	2,255	2,257,817
Waterstone Community Development District;
Series 2007 A, RB(c)(h)	6.88%	05/01/2037	1,214	784,988
Series 2007 B, RB(h)(k)	0.00%	11/01/2028	7,052	4,322,372
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	7,585	7,589,611
Series 2005 A-2, RB(g)(h)	5.75%	05/01/2036	7,610	4,413,800

West Villages Improvement District (Develepmont Unit No. 7); Series 2021, RB	4.00%	05/01/2051	555	436,239
West Villages Improvement District (Development Unit No. 8);
Series 2022, RB	5.38%	05/01/2042	1,500	1,500,713
Series 2022, RB	5.50%	05/01/2053	2,500	2,468,199
West Villages Improvement District (Development Unit No. 9);
Series 2023, RB	5.38%	05/01/2043	1,500	1,495,383
Series 2023, RB	5.63%	05/01/2053	1,500	1,505,571

Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,390	1,390,345
Westside Community Development District;
Series 2019 2, RB(g)	5.65%	05/01/2037	1,010	675,118
Series 2019 2, RB	7.20%	05/01/2038	520	348,097

Wildwood (City of), FL Utility Dependent District (South Sumter Utility); Series 2021, RB (INS - BAM)(d)	5.00%	10/01/2052	4,750	5,022,726

Zephyr Ridge Community Development District; Series 2006 A, RB(g)(h)	5.63%	05/01/2037	2,635	1,317,238

				775,025,444

Georgia–2.29%

Atlanta (City of), GA; Series 2019, RB(b)	4.00%	07/01/2039	7,490	7,268,050
Atlanta (City of), GA Department of Aviation;
Series 2022 A, RB	4.00%	07/01/2052	10,000	9,655,881
Series 2022, RB(b)(j)	5.00%	07/01/2044	23,280	24,098,783

Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,286,050

Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	21,350	18,735,810
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	2,943,128
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,480,281
Series 2018 A, RB	6.25%	12/01/2048	19,530	18,170,714
Series 2018 A, RB	6.50%	12/01/2053	13,210	12,492,932
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB	5.00%	03/01/2027	1,860	1,743,092
Series 2017, Ref. RB	5.00%	03/01/2037	6,885	5,586,458
Series 2017, Ref. RB	5.00%	03/01/2047	8,860	6,489,359
Series 2017, Ref. RB	5.13%	03/01/2052	3,475	2,503,559
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	4.00%	01/01/2054	6,800	5,504,813
Series 2021, RB(e)	5.00%	01/01/2054	4,750	3,835,788

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB (INS - BAM)(d)	4.00%	01/01/2049	4,000	3,809,033
Georgia (State of) Ports Authority;
Series 2022, RB	4.00%	07/01/2047	5,000	4,895,039
Series 2022, RB	4.00%	07/01/2052	7,000	6,828,011
Georgia (State of) Road & Tollway Authority;
Series 2014 A, RB(e)(i)(k)	0.00%	06/01/2024	805	768,332
Series 2014 A, RB(e)(f)(i)(k)	0.00%	06/01/2024	3,750	1,958,337
Series 2014 B, RB(c)(e)(f)(i)	7.00%	06/01/2024	13,600	13,794,465
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,400	3,365,931
Series 2023 A, RB(f)	5.00%	06/01/2030	11,000	11,448,334

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	$2,635	$ 2,361,719
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,087,311
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	2,586,382
Series 2018 A-2, RB(f)	5.50%	12/01/2028	2,090	1,884,433

				186,582,025

Hawaii–0.47%
Hawaii (State of);
Series 2020 A, Ref. RB(b)	4.00%	07/01/2033	2,250	2,262,534
Series 2020 A, Ref. RB(b)	4.00%	07/01/2036	600	592,963
Series 2020 C, Ref. RB	4.00%	07/01/2037	600	606,199
Series 2020 C, Ref. RB	4.00%	07/01/2038	750	754,217
Series 2020 C, Ref. RB	4.00%	07/01/2040	425	419,024
Series 2022-XX1217, RB (INS - BAM)(b)(d)(j)	5.00%	07/01/2051	32,450	33,617,317

				38,252,254

Idaho–0.24%
Boise City (City of), ID (Public Parking Facilities);
Series 2021 A, Ref. RB	5.00%	09/01/2046	4,000	4,306,236
Series 2021 A, Ref. RB	5.00%	09/01/2051	5,125	5,480,866

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	697,703

Idaho (State of) Housing & Finance Association; Series 2023 A, RB	4.00%	08/15/2048	8,000	7,679,163
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(e)	6.00%	07/01/2039	370	387,923
Series 2018 A, RB(e)	6.00%	07/01/2054	1,135	1,174,516

Nampa Local Improvement District No. 148; Series 2010, RB	6.63%	09/01/2030	67	67,193

				19,793,600

Illinois–3.22%

Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	30	30,018
Chicago (City of), IL (O’Hare International Airport);
Series 2013, RB	5.50%	01/01/2026	1,680	1,682,251
Series 2017 D, RB(b)	5.00%	01/01/2042	14,115	14,387,796
Series 2017 D, RB(b)	5.00%	01/01/2047	2,500	2,539,304
Series 2017 D, RB(b)	5.00%	01/01/2052	5,000	5,059,215
Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	13,340	13,638,512
Series 2018 A, Ref. RB(b)	5.00%	01/01/2053	4,745	4,832,901
Series 2018 B, RB	5.00%	01/01/2053	16,890	17,437,624
Series 2018, RB(b)	5.00%	07/01/2048	3,750	3,686,277
Series 2022 A, RB(b)	5.50%	01/01/2055	20,000	21,134,448
Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	7,351,382
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,569,698
Series 2016, RB	6.00%	04/01/2046	5,700	5,964,700
Series 2018, RB	5.00%	04/01/2046	7,555	7,596,883

Chicago (City of), IL Midway International Airport; Series 2014 A, Ref. RB(b)	5.00%	01/01/2033	3,000	3,015,235

Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	814	800,088

Eastern Illinois Economic Development Authority (Remington Road & I-57 Business District); Series 2023, RB	6.00%	05/01/2046	5,000	4,830,760

Evanston (City of), IL (Roycemore School); Series 2021, RB(e)	4.63%	04/01/2051	1,250	880,700

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	2,069	1,857,030
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds(g)	5.50%	12/01/2027	6,165	5,648,681
Series 2007 A, Ref. GO Bonds(g)	5.63%	12/01/2032	1,800	1,649,250

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	$5,000	$ 5,552,014
Series 2014, GO Bonds	5.00%	02/01/2039	2,865	2,874,530
Series 2017 C, GO Bonds	5.00%	11/01/2029	625	665,043
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	7,012,402
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,566,499
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,225,526

Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,929,043

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	2,940	2,942,411
Illinois (State of) Finance Authority;
Series 2006, RB(b)	6.50%	12/01/2037	8,445	6,499,954
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $2,023,647)(l)	5.00%	02/15/2027	2,000	900,000
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $6,022,965)(l)	5.00%	02/15/2037	7,000	3,150,000
Series 2017, Ref. RB	5.13%	05/15/2038	1,000	817,400
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,531,348
Series 2017, Ref. RB	5.00%	08/01/2042	575	572,193
Series 2017, Ref. RB	5.13%	02/15/2045	3,120	1,404,000
Series 2017, Ref. RB	5.25%	05/15/2054	6,825	4,899,331

Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(e)	5.63%	08/01/2053	3,500	3,447,226
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	1,045,883
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	1,005,891

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	2,450	1,924,662
Illinois (State of) Finance Authority (Northshore University Health);
Series 2020, Ref. RB	4.00%	08/15/2040	4,000	3,834,136
Series 2020, Ref. RB	4.00%	08/15/2041	1,750	1,688,696
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	577,505
Series 2014, Ref. RB	6.13%	02/01/2045	1,310	1,313,961

Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	686,634
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	3,330	3,355,046
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,426,011
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(e)	5.45%	01/01/2046	1,640	1,162,661
Series 2016 A, RB(e)	5.60%	01/01/2056	1,775	1,210,892
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - AGM)(d)(k)	0.00%	12/15/2040	15,000	6,740,112
Series 2010 B, Ref. RB (INS - AGM)(d)(k)	0.00%	06/15/2046	15,000	4,968,597
Series 2010 B-1, Ref. RB (INS - AGM)(d)(k)	0.00%	06/15/2044	17,055	6,294,286
Series 2010 B-1, Ref. RB (INS - AGM)(d)(k)	0.00%	06/15/2047	31,755	9,969,749
Series 2012 B, RB (INS - AGM)(d)(k)	0.00%	12/15/2041	5,000	2,117,829
Series 2017, Ref. RB (INS - AGM)(d)(k)	0.00%	12/15/2056	22,000	4,214,399

Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/2038	9,765	9,774,273

Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,200	1,232,724

Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,821,921

Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,172	1,125,963

Quad Cities Regional Economic Development Authority (Pheasant Ridge Apartments); Series 2005, RB(b)	6.38%	08/01/2040	4,875	3,074,100

Robbins (Village of), IL; Series 1999 C, RB(b)	7.25%	10/15/2024	0	156

Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2048	4,000	4,089,985

Southwestern Illinois Development Authority; Series 2006, RB(g)	5.63%	11/01/2026	2,795	2,096,250

Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,431,826

Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,188	1,169,323
Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	2,000	1,951,642
				261,886,786

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–1.69%

Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	$10,000	$ 9,337,864

Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(e)	5.38%	01/01/2040	2,745	2,196,499

Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	11,860	9,698,565

Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	2,737,544

Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(e)	5.63%	01/01/2038	7,000	5,798,890
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	510	438,686
Series 2017, RB	5.35%	01/01/2038	3,850	3,096,989

Goshen (City of), IN (Green Oaks of Goshen); Series 2021 A, RB(e)	5.00%	08/01/2041	4,065	3,055,480

Indiana (State of) Finance Authority; Series 2017, Ref. RB	5.38%	07/01/2047	2,050	1,932,524
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(e)	5.90%	07/01/2038	770	757,887
Series 2018 A, Ref. RB(e)	6.00%	07/01/2048	1,185	1,143,296
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	6,725	6,008,305
Series 2016, RB	5.50%	01/01/2037	3,740	3,092,648

Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(e)	5.38%	10/01/2040	12,000	9,808,775

Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(e)	5.00%	01/01/2039	3,365	2,555,983

Indiana (State of) Housing & Community Development Authority (Vita of Greenfield); Series 2023 A, RB	6.88%	01/01/2043	21,575	21,470,018
Indiana (State of) Housing & Community Development Authority (Vita of Marion);
Series 2021 A, RB(e)	5.00%	04/01/2031	660	572,022
Series 2021 A, RB(e)	5.25%	04/01/2041	4,000	3,135,548

Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(e)	5.25%	11/01/2040	4,500	3,524,236
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	1,095	965,413
Series 2017, RB	5.88%	01/01/2037	4,540	3,931,822
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	925	814,995
Series 2017, RB	5.80%	01/01/2037	5,160	4,436,081

Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,260,000

Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	17,405	13,442,189
Mishawaka (City of), IN (Silver Birch of Mishwaka);
Series 2017, RB(e)	5.10%	01/01/2032	455	390,662
Series 2017, RB(e)	5.38%	01/01/2038	5,475	4,416,105

Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,955	6,378,043

Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,121,122

Valparaiso (City of), IN (Green Oaks of Valparaiso); Series 2021, RB(e)	5.38%	12/01/2041	3,600	2,755,445

Vincennes (City of), IN; Series 2016, Ref. RB(e)	6.25%	01/01/2029	2,530	2,022,430

				137,296,066

Iowa–0.23%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,262,078
Series 2018, RB	6.00%	10/01/2048	2,780	2,419,612

Iowa (State of) Finance Authority; Series 2007, RB(g)	5.90%	12/01/2028	1,160	3,016
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	611,739
Series 2018, RB	5.13%	08/01/2048	1,750	1,320,725
Series 2018, RB	5.25%	08/01/2055	2,500	1,860,361

Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(b)(e)	5.00%	12/01/2051	5,960	4,514,536

Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	230	226,157
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	250	222,860
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	730	714,846
Series 2021 B-2, Ref. RB(k)	0.00%	06/01/2065	54,300	6,010,826
				19,166,756

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.14%
Ellis County Unified School District No. 489 Hays;
Series 2022 B, Ref. GO Bonds (INS - AGM)(d)	5.00%	09/01/2042	$2,250	$ 2,434,619
Series 2022 B, Ref. GO Bonds (INS - AGM)(d)	5.00%	09/01/2047	2,750	2,935,755
Series 2022 B, Ref. GO Bonds (INS - AGM)(d)	4.00%	09/01/2052	4,000	3,803,128

Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,246,988

Olathe (City of), KS; Series 2006, RB(h)(n)	5.00%	03/01/2026	2,500	1,100,148

				11,520,638

Kentucky–0.10%

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	1,000	974,177
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(d)	5.00%	05/01/2033	900	975,495
Series 2018, RB (INS - BAM)(d)	5.00%	05/01/2034	800	863,998

Kentucky (Commonwealth of) Public Energy Authority; Series 2022 A-1, RB(f)	4.00%	08/01/2030	4,220	4,110,447

Kuttawa (City of), KY; Series 1999, RB	6.75%	03/01/2029	1,120	1,036,428

				7,960,545

Louisiana–0.56%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(b)(e)	5.25%	05/01/2043	1,220	1,127,713
Series 2019, RB(e)	4.40%	11/01/2044	3,190	2,995,925
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	11,354,632
Series 2019 A, RB	5.00%	01/01/2055	12,000	7,906,393

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	2,280	2,364,844

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(e)	3.88%	11/01/2045	4,250	3,589,392

St John the Baptist Parish School District No. 1; Series 2023, GO Bonds	5.25%	03/01/2043	10,000	10,369,721
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010, RB(e)	6.35%	07/01/2040	5,115	5,512,245
Series 2010, RB(e)	6.35%	10/01/2040	440	474,172

				45,695,037

Maine–0.17%

Maine (State of) Finance Authority; Series 2015 R-2, RB(b)(e)(f)	4.38%	08/01/2025	2,000	1,978,572

Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(b)	6.88%	10/01/2026	12,265	12,291,670

				14,270,242

Maryland–1.10%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,109,523
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,370,731
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,742,489
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,315,081
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,620,548
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,206,578
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	996,277
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,097,267
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,207,829
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,424,110

Baltimore (County of), MD; Series 2018, GO Bonds(j)	4.00%	03/01/2040	9,525	9,576,013

Maryland (State of) Stadium Authority; Series 2018, RB(i)(j)	5.00%	05/01/2047	45,950	47,962,527
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(b)	5.25%	06/30/2055	10,000	10,151,897
				89,780,870

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–1.34%
Massachusetts (Commonwealth of);
Series 2020 E, GO Bonds	5.00%	11/01/2050	$4,150	$ 4,456,180
Series 2022 E, GO Bonds	5.00%	11/01/2052	45,020	48,977,965

Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program); Series 2022 B, RB	5.00%	06/01/2052	4,705	5,125,854

Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.13%	11/15/2046	4,565	4,606,031

Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2014, RB	5.13%	07/01/2044	4,000	4,011,066

Massachusetts (Commonwealth of) Development Finance Agency (Williams College); Series 2013 P, RB(f)(i)	5.00%	07/01/2023	4,200	4,204,827
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(b)	5.00%	07/01/2038	5,000	5,270,331
Series 2019 A, Ref. RB(b)	5.00%	07/01/2039	6,000	6,292,396
Series 2022, RB(b)(j)	5.00%	07/01/2046	15,000	15,642,810
Saugus (Town of), MA;
Series 2018, GO Bonds(j)	4.00%	03/01/2039	2,240	2,256,657
Series 2018, GO Bonds(j)	4.00%	03/01/2040	2,500	2,506,929
Series 2018, GO Bonds(j)	4.00%	03/01/2041	2,670	2,671,177
Series 2018, GO Bonds(j)	4.00%	03/01/2042	2,750	2,749,928

				108,772,151

Michigan–1.95%

Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	1,000	799,998
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	387,805
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,047,304

American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,515	1,439,892
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,603,259
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,835,971

Detroit City School District; Series 2013, GO Bonds (INS - AGM)(d)(j)	6.00%	05/01/2029	10,100	11,236,127
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	3,301,466
Series 2019 A, Ref. RB	5.75%	04/01/2049	19,320	13,672,507
Series 2019 A, Ref. RB	5.75%	04/01/2054	13,990	9,631,465
Series 2019 B, RB	6.00%	04/01/2027	3,365	3,187,121

Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,330,791

Michigan (State of) Building Authority (Facilities Program); Series 2022 I, RB	4.00%	10/15/2052	4,250	4,080,509
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,315,665
Series 2007, RB	6.50%	12/01/2037	535	529,564
Series 2008 C, RB(k)	0.00%	06/01/2058	804,975	31,276,177
Series 2014, Ref. RB (Acquired 10/29/2018-09/28/2021; Cost $16,493,423)(e)(l)	6.75%	07/01/2044	16,465	15,769,278

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	203,489

Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	1,180	1,150,078

Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	2,000	1,956,870

Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,039,844

Tender Option Bond Trust Receipts/Certificates; Series 2023, RB(j)	5.15%	10/01/2058	20,000	20,658,718

Troy School District; Series 2023, GO Bonds	5.00%	05/01/2052	10,000	10,772,397

Wayne (County of), MI; Series 1999, RB(b)	6.00%	12/01/2029	13,160	13,170,954

				158,397,249

Minnesota–0.87%

Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	2,666,722

Bethel (City of), MN (Birchwood Landing At The Lakes At Stillwater Project); Series 2019, RB	5.00%	05/01/2054	2,610	2,073,565
Bethel (City of), MN (The Lodge At The Lakes At Stillwater);
Series 2018, RB	5.00%	06/01/2053	600	487,903
Series 2018, RB	5.25%	06/01/2058	1,625	1,343,895

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Brooklyn Center (City of), MN (Sanctuary at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	$8,895	$ 5,337,000
Series 2016 B, RB	6.50%	11/01/2035	3,060	1,836,000
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(b)(e)	5.00%	12/01/2050	6,630	4,906,343
Series 2021 B, RB(e)	6.50%	12/01/2026	510	485,056

Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	4,376,863
Duluth (City of), MN Economic Development Authority (Cambia Hills of Wast Bethel);
Series 2018, RB(g)	5.45%	12/01/2046	380	83,600
Series 2018, RB(g)	5.63%	12/01/2055	1,000	220,000
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	9,199,505
Series 2021 B, RB	6.00%	07/01/2028	625	583,534

International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	6,570	6,584,701
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2022 B, Ref. RB(b)	5.00%	01/01/2047	4,000	4,135,632
Series 2022 B, Ref. RB(b)	5.25%	01/01/2047	3,775	3,969,511

Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	3,000	2,922,736

Minneapolis (City of), MN (Riverton Community Housing); Series 2018, RB(e)	5.00%	08/01/2053	500	476,493
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	6.25%	07/01/2037	1,075	1,088,016
Series 2017 A, RB(e)	6.50%	07/01/2048	4,740	4,791,960

Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	407,156

Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	9,200	9,064,111

St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	1,388	1,244,061

St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.50%	07/01/2052	1,075	1,052,051
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	885,732
Series 2019, RB	5.00%	07/01/2055	1,000	863,355

				71,085,501

Mississippi–0.34%

Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(d)	5.00%	03/01/2036	10,000	11,319,060

Mississippi State University Educational Building Corp.; Series 2018, RB(j)	4.00%	08/01/2043	13,015	12,507,962

Stonebridge Public Improvement District; Series 2007, RB(g)	7.50%	10/01/2042	16,410	2,576,370

Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,350	1,196,484

				27,599,876

Missouri–1.56%

Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(g)	5.75%	06/01/2026	4,900	980,000
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(h)	7.05%	05/01/2027	9,215	7,882,496
Series 2007 A, RB(h)	5.75%	05/01/2026	1,750	1,519,214

Branson (City of), MO Industrial Development Authority (Branson Landing Retail); Series 2005, RB	5.50%	06/01/2029	2,265	2,122,504

Broadway-Fairview Transportation Development District; Series 2006 A, RB(h)	6.13%	12/01/2036	570	357,675

Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021 C, RB	5.25%	10/01/2051	3,590	2,968,050

Chesterfield Valley Transportation Development District; Series 2018, RB(c)	5.50%	05/15/2046	5,000	2,941,573

Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(h)	5.63%	04/01/2027	3,100	3,050,076
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(h)(n)	5.00%	05/01/2026	3,020	1,449,600
Series 2006 A, RB(h)(n)	5.00%	05/01/2036	3,825	1,836,000
Grindstone Plaza Transportation Development District;
Series 2006 A, RB	5.40%	10/01/2026	290	289,991
Series 2006 A, RB	5.55%	10/01/2036	115	112,764

I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	5.25%	12/01/2048	4,900	4,886,331

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)

Kansas City (City of), MO Industrial Development Authority; Series 2019, RB(e)	5.00%	07/01/2040	$5,390	$ 4,637,829
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGM)(b)(d)	5.00%	03/01/2049	5,000	5,127,656
Series 2019 B, RB(b)	5.00%	03/01/2054	41,155	41,998,472
Series 2019 B, RB (INS - AGM)(b)(d)	5.00%	03/01/2055	16,490	16,827,963

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,890	1,639,628

Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(g)(h)	5.75%	03/01/2029	750	435,000

Lee’s Summit (City of), MO Industrial Development Authority (Summit Fair Community Improvement District); Series 2012, RB	6.00%	05/01/2042	2,800	2,533,081

Move Rolla Transportation Development District; Series 2017, RB	4.63%	06/01/2042	2,095	1,960,435

Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	557	485,568

Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	595	543,694

St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	5.00%	10/01/2046	2,750	2,254,983

St. Louis (City of), MO; Series 2007, RB(h)(n)	6.30%	04/01/2027	3,043	365,160

St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(h)	5.50%	05/29/2028	2,031	609,295

St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(g)(h)	8.00%	04/27/2033	4,580	137,400
St. Louis (City of), MO Land Clearance for Redevelopment Authority;
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,110,598
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,646,989

St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2048	1,955	1,994,384

St. Louis (County of), MO; Series 2007 A, RB(h)	5.50%	09/02/2028	1,108	321,320

St. Louis (County of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(h)(n)	6.00%	08/21/2026	1,660	199,200
St. Louis (County of), MO (Washington Park Redevelopment);
Series 2006, RB(h)(n)	6.00%	08/21/2026	2,442	415,140
Series 2007 A, RB(h)	5.50%	01/20/2028	2,159	820,420
Series 2007 B, RB(h)(n)	5.50%	01/20/2028	1,510	75,500

St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(e)	5.88%	03/01/2033	3,100	2,884,564

Stone Canyon Community Improvement District; Series 2007, RB(g)(h)	5.75%	04/01/2027	975	253,500

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	4,575	4,473,929

				127,147,982

Montana–0.01%
Hardin (City of), MT; Series 2006, RB(h)	6.25%	09/01/2031	5,935	1,068,300

Nevada–0.51%

Clark (County of), NV; Series 2018 A, GO Bonds(j)	5.00%	05/01/2048	27,500	28,911,451
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	595	595,709
Series 2007 A, RB	5.05%	02/01/2031	730	730,521

Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	7,160	7,527,490

Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	995	935,257

Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	90	90,157

Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(e)(k)	0.00%	07/01/2058	23,500	2,987,515

				41,778,100

New Hampshire–0.42%

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	25,790	24,019,907
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(e)	5.25%	07/01/2039	1,400	1,259,186
Series 2019 A, RB(e)	5.63%	07/01/2046	770	690,825
Series 2019 A, RB(e)	5.75%	07/01/2054	5,430	4,836,292

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/14/2017-02/13/2020; Cost $1,171,530)(e)(g)(l)	5.25%	07/01/2027	$918	$ 202,018
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,725,000)(e)(g)(l)	6.13%	07/01/2037	1,440	316,801
Series 2017 A, RB (Acquired 06/12/2017; Cost $865,000)(e)(g)(l)	6.25%	07/01/2042	722	158,860
Series 2017 A, RB (Acquired 06/12/2017-04/28/2020; Cost $12,692,763)(e)(g)(l)	6.13%	07/01/2052	12,000	2,640,013

				34,123,902

New Jersey–1.72%

New Jersey (State of) Economic Development Authority; Series 2019 B, RB(e)	5.75%	10/01/2026	765	726,018

New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(e)	5.00%	10/01/2039	6,000	4,318,027
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(b)	5.13%	09/15/2023	5,415	5,417,682
Series 1999, RB(b)	5.25%	09/15/2029	4,605	4,616,983
Series 2000 B, RB(b)	5.63%	11/15/2030	8,550	8,667,447
Series 2003, RB(b)	5.50%	06/01/2033	8,000	8,085,103
Series 2012, RB(b)	5.75%	09/15/2027	15,925	15,964,785

New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	6.50%	11/01/2052	690	718,616

New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(e)	5.38%	07/01/2047	1,865	1,648,356
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(e)	6.00%	10/01/2034	565	568,238
Series 2014 A, RB(e)	6.20%	10/01/2044	750	753,239
Series 2014 A, RB(e)	6.30%	10/01/2049	500	502,473

New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	5.38%	10/01/2050	5,000	4,544,924

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,820	3,007,830

New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	1,875	1,879,850

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,000,558

New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,182,082

New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	5.13%	09/01/2052	2,055	1,855,244

New Jersey (State of) Educational Facilities Authority (College of St. Elizabeth (The)); Series 2016 D, Ref. RB	5.00%	07/01/2046	5,000	4,459,440

New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $5,000,000)(e)(l)	5.75%	10/01/2038	4,970	3,803,163

New Jersey (State of) Transportation Trust Fund Authority; Series 2008 A, RB (INS - BAM)(d)(k)	0.00%	12/15/2037	10,000	5,655,884

Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	3,699,119
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	18,650	19,116,229
Series 2018 B, Ref. RB	5.00%	06/01/2046	36,675	36,851,895

				140,043,185

New Mexico–0.11%

Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	561,447

Farmington (City of), NM (San Juan and Four Corners); Series 2016 A, Ref. RB	2.15%	04/01/2033	7,355	5,825,152
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	50	46,877
Series 2015 B, RB	5.90%	09/01/2032	320	304,216
Series 2015 C, RB	5.90%	09/01/2032	420	387,000
Series 2015 D, RB(k)	0.00%	03/01/2032	330	155,661

Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,770	1,769,791

				9,050,144

New York–21.28%

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(b)(e)	5.50%	12/31/2040	9,655	8,360,473

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(k)	0.00%	06/01/2055	$17,700	$ 1,125,240

Essex (County of), NY Industrial Development Agency; Series 2017, RB (Acquired 05/11/2017; Cost $4,095,000)(b)(l)	6.25%	06/01/2047	3,990	3,040,358

Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(e)(g)	5.88%	01/01/2052	5,400	4,050,000

Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2047	5,000	5,275,491
Metropolitan Transportation Authority;
Series 2013 D, RB(f)(i)	5.25%	11/15/2023	900	907,575
Series 2013 D, RB(f)(i)	5.25%	11/15/2023	900	907,575
Series 2016 C-1, RB	5.25%	11/15/2056	5,005	5,065,362
Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	4,404,158
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.00%	11/15/2042	3,000	3,170,173
Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,460,697
Series 2020 A-1, RB	4.00%	11/15/2045	13,000	12,057,366
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	22,748,337
Series 2020 A-1, RB	4.00%	11/15/2052	12,000	10,793,592
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	27,334,230
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	30,752,291
Subseries 2016 B-1, RB	5.00%	11/15/2051	10,470	10,804,492

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,715	1,283,775

Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	6.00%	06/01/2030	1,000	1,002,159

Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	16,715	15,778,255
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/18/2014-01/24/2018; Cost $8,043,636)(l)	5.00%	01/01/2058	8,272	3,722,241
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $3,970,000)(e)(l)	9.00%	01/01/2041	3,970	3,295,100
New York & New Jersey (States of) Port Authority;
Series 2017, Ref. RB	5.00%	04/15/2057	10	10,344
Series 2018 206, RB(b)(j)	5.00%	11/15/2042	2,000	2,062,728
Series 2018-XF0683, Revenue Ctfs.(b)(j)	5.00%	11/15/2047	9,725	9,943,274
Series 2019 220, RB(b)	4.00%	11/01/2059	25,765	23,347,125
Series 2019, RB(b)	5.00%	11/01/2049	33,555	34,649,923
Series 2020 221, RB(b)	4.00%	07/15/2045	4,000	3,808,587
Series 2020 221, RB(b)	4.00%	07/15/2055	17,230	15,797,377
Series 2020 221, RB(b)	4.00%	07/15/2060	62,090	56,119,097
Series 2021, Ref. RB(b)	4.00%	07/15/2046	1,850	1,757,562
Series 2021, Ref. RB(b)	4.00%	07/15/2051	10,450	9,703,386
Series 2022, Ref. RB(b)	5.25%	08/01/2047	7,000	7,565,869
Series 2022, Ref. RB(b)	5.50%	08/01/2052	9,215	10,106,102

Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	14,610	15,353,262

Two Hundred Sixth Series 2017, Ref. RB(b)	5.00%	11/15/2047	10,000	10,224,446

Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	10,000	10,428,195
New York (City of), NY;
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	5,000	4,811,385
Series 2021 CC-1, RB(j)	4.00%	06/15/2051	15,000	14,599,280
Series 2022-XF1336, RB(j)	5.00%	06/15/2051	25,000	26,805,830
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	10,000	11,120,228
Series 2020 DD-1, RB	4.00%	06/15/2050	7,685	7,491,001
Series 2021 AA-1, RB	4.00%	06/15/2051	10,460	10,180,564
Series 2022 CC-1, RB	4.00%	06/15/2052	13,375	12,980,827
Series 2022-XF1336, RB(j)	5.00%	06/15/2052	10,000	10,749,898

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2018 A-3, RB(j)	5.00%	08/01/2041	$53,425	$ 56,910,768
Series 2018 B-1, RB(j)	5.00%	08/01/2045	20,140	21,349,554
Series 2018 C-3, RB(j)	5.00%	05/01/2041	16,810	17,885,252
Series 2018 S-3, RB(j)	5.00%	07/15/2035	25,000	27,241,498
Series 2018, RB(j)	5.00%	08/01/2042	13,000	13,850,399
Series 2021 E-1, RB	4.00%	02/01/2049	16,865	16,390,039
Series 2022 C-1, RB	4.00%	02/01/2051	10,000	9,686,475
Series 2022 F-1, RB	4.00%	02/01/2051	2,500	2,421,619
Series 2022, RB(j)	5.00%	08/01/2045	16,000	17,291,227
Series 2022, RB(j)	5.00%	02/01/2047	15,500	16,756,318
Series 2022, RB(j)	5.00%	02/01/2051	12,000	12,914,182
Series 2023 F-1, RB	4.00%	02/01/2051	22,500	21,794,569
New York (State of) Dormitory Authority;
Series 2018 A, RB(j)	5.00%	03/15/2044	15,000	15,728,103
Series 2018 E, RB(j)	5.00%	03/15/2041	10,000	10,683,519
Series 2021 E, Ref. RB	4.00%	03/15/2047	10,075	9,834,968
Series 2021 E, Ref. RB	4.00%	03/15/2049	25,000	24,217,145
Series 2022, RB(j)	4.00%	03/15/2048	54,290	52,781,547
Series 2022-XF2996, RB(j)	5.00%	03/15/2042	38,270	40,808,143

New York (State of) Dormitory Authority (Bidding Group 4); Series 2021 E, Ref. RB	4.00%	03/15/2045	10,645	10,449,332

New York (State of) Dormitory Authority (Rockefeller University); Series 2019 C, Ref. RB	4.00%	07/01/2049	10,000	9,562,810
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	25,500	24,932,602
Series 2020 A, Ref. RB	4.00%	11/15/2060	28,550	27,070,051
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	19,250	18,254,045
Series 2020 N, RB	4.00%	01/01/2046	3,360	3,257,524
Series 2021 A-1, Ref. RB	4.00%	03/15/2045	12,080	11,892,103
Series 2022, RB(j)	4.00%	03/15/2051	36,050	34,916,909
Series 2022-XX1212, RB(j)	4.00%	03/15/2057	59,635	56,880,298

New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	5,000	5,372,779

New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2044	20,965	20,715,649
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	10,500	10,140,327
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	18,165	17,493,536
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	37,075	35,620,051

New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	16,286,260

New York Counties Tobacco Trust V; Series 2005 S4B, RB(e)(k)	0.00%	06/01/2060	234,000	8,532,833
New York State Urban Development Corp.;
Series 2022-XF1334, RB(j)	5.00%	03/15/2041	14,060	15,134,382
Series 2023, RB(j)	5.00%	03/15/2050	15,000	16,218,087
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(b)	5.25%	08/01/2031	13,930	14,367,444
Series 2020, Ref. RB(b)	5.38%	08/01/2036	9,800	9,894,907
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	49,805	49,866,459
Series 2016, Ref. RB(b)	5.00%	08/01/2031	43,220	43,278,663
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(b)	4.00%	07/01/2031	2,525	2,475,612
Series 2016 A, RB(b)	5.00%	07/01/2034	2,500	2,515,296
Series 2020, RB(b)	5.00%	10/01/2040	20,000	20,264,294
Series 2020, RB(b)	4.38%	10/01/2045	6,500	6,166,347

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(b)	5.00%	07/01/2046	2,500	2,434,971

Tender Option Bond Trust Receipts/Certificates; Series 2023, RB(j)	4.25%	05/15/2058	40,000	39,362,924

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority;
Series 2020 A, RB(j)	5.00%	11/15/2049	$31,720	$ 33,831,121
Series 2021 C-3, RB	4.00%	05/15/2051	8,900	8,437,071
Series 2022, RB(j)	4.00%	05/15/2046	17,800	17,089,798
Series 2022, RB(j)	5.00%	11/15/2054	25,750	27,311,647
Series 2022-XF1332, RB(j)	5.25%	05/15/2052	94,835	104,309,273

Triborough Bridge & Tunnel Authority (Green Bonds); Series 2022 D-2, RB	5.25%	05/15/2047	16,700	18,511,947
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,677,225
Series 2022, RB(j)	5.25%	05/15/2052	25,000	27,675,613
Series 2022, RB(j)	5.25%	05/15/2057	20,000	22,102,482
Series 2022, RB(j)	5.25%	05/15/2062	31,400	34,544,496
Series 2023 A, RB	4.25%	05/15/2058	16,000	15,745,170

Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2054	465	409,077

				1,732,501,970

North Carolina–0.35%
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(b)(d)	5.25%	07/01/2048	2,500	2,677,572
Series 2023, RB (INS - AGM)(b)(d)	5.25%	07/01/2053	3,750	3,991,783

North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2022, RB (CEP - GNMA)	5.00%	07/01/2047	5,000	5,080,073

North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,025	794,809

North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	15,901,867

				28,446,104

North Dakota–0.18%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB(b)(e)(g)	6.63%	12/15/2031	3,000	1,650,000
Series 2021, RB(b)(e)(g)	7.00%	12/15/2043	23,500	12,925,000

				14,575,000

Northern Mariana Islands–0.24%

Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(e)	5.00%	10/01/2033	22,710	19,831,776

Ohio–3.04%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	8,735	7,758,922
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	133,630	123,809,075
Series 2020 B-3, Ref. RB(k)	0.00%	06/01/2057	104,895	11,688,083

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(e)	4.50%	12/01/2055	725	630,526
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	815	822,738
Series 2018, Ref. RB	5.50%	12/01/2043	735	744,369
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,902,715
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,975	3,021,860
Series 2017, Ref. RB	5.00%	02/15/2057	7,025	6,685,671
Series 2017, Ref. RB	5.50%	02/15/2057	4,900	4,970,110
Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	863,930
Series 2019 A, RB	4.00%	09/01/2045	1,750	1,465,094

FirstEnergy Solutions Corp.; Class A3(h)	0.00%	12/01/2023	7,750	28,372
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	280	279,618
Series 2004, RB	6.40%	02/15/2034	2,500	2,431,897

Hardin (County of), OH (Ohio Northern University); Series 2020, Ref. RB	5.50%	05/01/2050	3,000	2,610,553

Hickory Chase Community Authority (Senior Bonds); Series 2019, Ref. RB(e)	5.00%	12/01/2040	1,805	1,610,355

Lorain (County of), OH Port Authority; Series 2005 A, RB(b)	6.00%	11/15/2025	100	99,993

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	$1,150	$ 1,017,391
Series 2019, Ref. RB	5.13%	12/01/2049	6,000	5,043,359

Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,045	930,842

Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	06/30/2053	4,530	4,366,883

Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(b)(e)	5.00%	07/01/2049	10,000	9,042,463

Ohio (State of) Higher Educational Facility Commission (Denison University); Series 2019, RB	5.00%	11/01/2044	10,960	11,641,383

Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	23,000	23,196,289

Ohio (State of) Higher Educational Facility Commission (Menorah Park Obligated Group); Series 2018, Ref. RB	5.25%	01/01/2048	6,750	5,236,353

Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(e)	5.45%	01/01/2038	5,400	4,115,635
Warren (County of), OH Port Authority;
Series 2019 D, RB(e)	4.00%	12/01/2039	2,305	2,027,716
Series 2019 D, RB(e)	5.00%	12/01/2052	3,670	3,562,029
Series 2019, RB(e)	5.25%	12/01/2052	6,105	5,221,663

				247,825,887

Oklahoma–0.59%

Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007-03/01/2016; Cost $4,220,000)(l)	6.63%	10/01/2037	4,330	3,873,092

Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(b)	6.50%	09/01/2026	100	100,225

Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.00%	04/01/2048	8,500	8,340,966

Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(f)	5.00%	06/01/2025	33,955	34,127,726

Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(e)	4.00%	12/01/2043	2,550	1,985,802

				48,427,811

Ontario–0.24%

Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023, RB(e)	6.00%	10/05/2040	19,250	19,250,000

Oregon–0.87%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	915,922
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	920,422
Oregon (State of) Facilities Authority;
Series 2015 A, RB(e)	5.75%	06/15/2046	1,740	1,720,256
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,327,008

Port of Portland OR Airport Revenue; Series 2023-XF1493, RB(b)(j)	4.00%	07/01/2042	12,385	11,704,346
Portland (Port of), OR;
Series 2020 A, RB(b)	4.00%	07/01/2050	1,680	1,532,961
Series 2022, RB(b)(j)	5.00%	07/01/2052	30,000	31,002,891

Portland (Port of), OR (Portland International Airport); Series 28, RB(b)(j)	4.00%	07/01/2047	22,220	20,570,169

				70,693,975

Pennsylvania–1.33%
Allegheny (County of), PA Airport Authority;
Series 2021 A, RB(b)	5.00%	01/01/2051	1,885	1,942,183
Series 2021 A, RB(b)	5.00%	01/01/2056	1,320	1,350,127

Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	7,125	7,549,060

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	3,900	3,973,464
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.38%	05/01/2042	8,000	8,008,139
Series 2022, RB(e)	5.25%	05/01/2042	3,710	3,653,013
Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	1,710	1,355,907
Series 2016, RB	5.50%	01/01/2052	11,080	8,003,683
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(e)	5.00%	03/01/2038	462	448,333
Series 2018, RB(e)	5.13%	03/01/2048	887	821,258

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	$2,750	$ 2,797,038
Series 2016 A, Ref. RB	6.00%	06/01/2051	4,310	4,357,873

Dauphin (County of), PA Industrial Development Authority (Dauphin Construction Water Supply); Series 1992 A, RB(b)	6.90%	06/01/2024	3,400	3,503,231

Lancaster (City of), PA; Series 2018, GO Bonds (INS - BAM)(d)	4.00%	11/01/2040	5	5,009
Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(l)	5.00%	12/01/2032	1,260	995,377
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(l)	5.25%	12/01/2037	1,705	1,256,116
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(l)	5.30%	12/01/2038	500	363,920
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(l)	5.38%	12/01/2047	3,140	2,105,147
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB(h)(n)	5.00%	12/31/2023	8,239	1,482,958
Series 2013, RB(h)(n)	5.00%	12/31/2023	3,922	706,053
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.75%	06/30/2048	12,140	13,240,899
Series 2022, RB(b)	5.25%	06/30/2053	10,000	10,256,952
Series 2022, RB (INS - AGM)(b)(d)	5.00%	12/31/2057	3,750	3,836,849
Series 2022, RB(b)	6.00%	06/30/2061	9,750	10,797,624

Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	13	12,321

Pennsylvania (Commonwealth of) Turnpike Commission; Series 2014 B, RB	5.25%	12/01/2044	560	565,974

Philadelphia (City of), PA; Series 2021, Ref. RB(b)	5.00%	07/01/2051	5,485	5,660,519
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, Ref. RB(e)(f)(i)	5.00%	03/15/2028	480	522,993
Series 2017, Ref. RB(e)	5.00%	03/15/2045	7,950	6,683,811
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school);
Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	912,746
Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	907,061

				108,075,638

Puerto Rico–8.29%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	35,940	35,941,499
Series 2002, RB	5.63%	05/15/2043	108,400	109,015,181
Series 2005 A, RB(k)	0.00%	05/15/2050	28,000	4,993,811
Series 2005 B, RB(k)	0.00%	05/15/2055	127,450	13,095,666

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	49,020	1,286,775

HTA Trust; Series 2022 L, RB	5.25%	07/01/2038	21	21,122

PRHTA Custodial Trust; Series 2022, RB	5.75%	12/06/2049	160	57,439
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2024	4,861	4,634,377
Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	18,710	10,991,530
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	16,045	16,789,838
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	16,745,725
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	35,332	38,120,893
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	0	48
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	0	245
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	16,216	14,112,962
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	59,950	50,213,363
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	15,859	12,823,229
Subseries 2022, RN	0.00%	11/01/2043	76,212	37,248,534
Subseries 2022, RN	0.00%	11/01/2051	5,603	2,241,280
Subseries 2022, RN	0.00%	11/01/2051	362	174,999
Subseries 2022, RN	0.00%	11/01/2051	1,351	1,301,908
Subseries 2022, RN	0.00%	11/01/2051	1,639	168,030

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2021 A, RB(e)	5.00%	07/01/2025	$315	$ 319,333
Series 2021 A, RB(e)	5.00%	07/01/2033	900	907,703
Series 2021 A, RB(e)	5.00%	07/01/2037	450	446,838
Series 2021 A, RB(e)	4.00%	07/01/2042	1,250	1,067,103
Series 2021 B, RB(e)	5.00%	07/01/2033	5,000	5,042,792
Series 2022 A, Ref. RB(e)	5.00%	07/01/2033	4,000	4,036,266
Series 2022 A, Ref. RB(e)	5.00%	07/01/2037	6,000	5,957,838
Series 2022 A, Ref. RB(e)	4.00%	07/01/2047	3,230	2,673,929
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB(g)	5.50%	12/01/2049	15	10,537
Series 2007 TT, RB(g)	5.00%	07/01/2024	15	10,725
Series 2007 TT, RB(g)	5.00%	07/01/2026	895	639,925
Series 2007 TT, RB(g)	5.00%	07/01/2027	1,990	1,427,825
Series 2007 TT, RB(g)	5.00%	07/01/2032	3,680	2,640,400
Series 2007 UU, Ref. RB (INS - AGC)(d)	5.00%	07/01/2026	7,905	7,958,227
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2026	175	172,825
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	22,000	21,824,141
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	465	456,826
Series 2008 WW, RB(g)	5.38%	07/01/2024	390	278,850
Series 2008 WW, RB(g)	5.25%	07/01/2033	415	297,762
Series 2008 WW, RB(g)	5.50%	07/01/2038	605	434,844
Series 2010 AAA, RB(g)	5.25%	07/01/2023	10	7,150
Series 2010 AAA, RB(g)	5.25%	07/01/2026	4,570	3,267,550
Series 2010 AAA, RB(g)	5.25%	07/01/2028	2,600	1,865,500
Series 2010 AAA, RB(g)	5.25%	07/01/2029	445	319,287
Series 2010 AAA, RB(g)	5.25%	07/01/2030	95	68,162
Series 2010 AAA, RB(g)	5.25%	12/01/2049	40	28,100
Series 2010 CCC, RB(g)	5.00%	07/01/2024	35	25,025
Series 2010 CCC, RB(g)	5.00%	07/01/2027	285	204,487
Series 2010 CCC, RB(g)	5.00%	07/01/2028	540	387,450
Series 2010 XX, RB(g)	5.25%	07/01/2026	10	7,150
Series 2010 XX, RB(g)	5.25%	07/01/2027	845	606,287
Series 2010 XX, RB(g)	5.25%	07/01/2035	2,660	1,908,550
Series 2010 XX, RB(g)	5.75%	07/01/2036	18,575	13,374,000
Series 2010 XX, RB(g)	5.25%	07/01/2040	28,430	20,398,525
Series 2010 ZZ, Ref. RB(g)	5.00%	07/01/2024	215	153,725
Series 2010 ZZ, Ref. RB(g)	4.63%	07/01/2025	190	134,662
Series 2010 ZZ, Ref. RB(g)	5.25%	07/01/2025	275	196,625
Series 2010 ZZ, Ref. RB(g)	5.00%	07/01/2026	10	7,150
Series 2010 ZZ, Ref. RB(g)	5.25%	07/01/2026	1,135	811,525
Series 2012 A, RB(g)	5.00%	07/02/2029	3,100	2,224,250
Series 2012 A, RB(g)	5.05%	07/01/2042	11,925	8,556,187
Series 2013 A, RB(g)	7.25%	07/01/2030	160	116,400
Series 2013 A, RB(g)	7.00%	07/01/2040	480	349,200
Series 2013 A, RB(g)	7.00%	07/01/2043	9,080	6,605,700
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	7,140	6,863,283
Series 2022 B, RB(k)	0.00%	07/01/2032	4,640	2,955,870
Series 2022 C, RB(c)	5.00%	07/01/2053	7,937	4,841,629

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(b)	6.63%	06/01/2026	5,040	5,118,659

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2029	$11	$ 8,432
Series 2018 A-1, RB	4.50%	07/01/2034	11	11,027
Series 2018 A-1, RB	4.55%	07/01/2040	3,337	3,184,192
Series 2018 A-1, RB(k)	0.00%	07/01/2046	157,376	42,530,675
Series 2018 A-1, RB(k)	0.00%	07/01/2051	103,344	20,581,113
Series 2018 A-1, RB	4.75%	07/01/2053	34,576	32,060,928
Series 2018 A-1, RB	5.00%	07/01/2058	40,948	39,226,038
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,095,825
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	13,614,990
Series 2019 A-2B, RB	4.55%	07/01/2040	5,542	5,288,221
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,099,954
Series 2006 Q, RB	5.00%	06/01/2036	1,025	983,368

				674,669,994

Rhode Island–0.10%

Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(g)(l)	7.25%	07/15/2035	44,240	7,963,200

South Carolina–0.45%

Lancaster (County of), SC School District; Series 2018 XF252, GO Bonds(j)	4.00%	03/01/2036	12,555	12,728,656
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(b)(e)	7.00%	05/01/2039	5,000	3,862,622
Series 2021, RB(b)(e)	6.00%	06/01/2031	1,000	870,141
Series 2021, RB(b)(e)	6.25%	06/01/2040	1,000	784,610
Series 2021, RB(b)(e)	6.50%	06/01/2051	2,750	2,055,451

South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(e)	8.75%	07/01/2025	785	853,341

South Carolina (State of) Ports Authority; Series 2018, RB(b)	5.00%	07/01/2055	3,750	3,827,544
South Carolina (State of) Public Service Authority;
Series 2014 A, RB	5.00%	12/01/2049	5,000	5,001,930
Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,286,917

				36,271,212

South Dakota–0.06%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	5,000	5,036,740

Tennessee–0.96%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	775	745,976
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,431,207
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,160	1,194,303
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,545	1,575,282

Knox County Industrial Development Board (Green Bonds) (Tompaul Knoxville, LLC Recycling); Series 2022, RB(b)(e)	9.50%	11/01/2052	10,000	10,008,836
Memphis (City of) & Shelby (County of), TN Airport Authority;
Series 2021 A, RB(b)	5.00%	07/01/2045	1,500	1,560,759
Series 2021 A, RB(b)	5.00%	07/01/2049	17,545	18,145,569

Memphis (City of), TN; Series 2018, GO Bonds	4.00%	06/01/2047	10,765	10,428,200

Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	5.13%	06/01/2036	600	607,244

Nashville (City of) & Davidson (County of), TN Metropolitan Government; Series 2022 A, GO Bonds	4.00%	01/01/2042	2,475	2,471,888
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	7,511,339
Series 2013 B, Ref. RB(g)	8.00%	09/01/2044	6,350	317,500
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(f)	5.00%	11/01/2031	20,865	21,802,279
				77,800,382

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–9.82%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	$890	$ 882,483
Series 2017, RB	5.25%	09/01/2047	1,475	1,460,899

Arlington Higher Education Finance Corp. (Great Hearts America - Texas); Series 2020, RB	4.00%	08/15/2055	3,175	2,876,435

Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	686,860

Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,258,180

Aubrey (City of), TX (Jackson Ridge Public Improvement District Phase No. 1); Series 2015, RB	7.25%	09/01/2045	645	666,139
Aubrey Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.00%	02/15/2047	20,500	20,062,136
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	23,000	22,127,741

Austin (City of), TX; Series 2022, RB(b)	5.00%	11/15/2043	3,450	3,630,339

Birdville Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	15,000	14,388,199

Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB(b)(e)(f)	10.00%	06/01/2024	6,000	5,733,163

Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(b)	7.00%	03/01/2039	20,600	19,046,898
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, RB(g)	9.70%	11/01/2039	4,502	1,351
Series 2004 D, RB(g)	0.00%	11/01/2039	3,659	732
Celina (City of), TX;
Series 2015, RB	6.25%	09/01/2045	1,720	1,738,811
Series 2015, RB	7.25%	09/01/2045	940	966,517
Series 2015, RB	7.50%	09/01/2045	3,765	3,817,252
Celina (City of), TX (Mosaic Public Improvement District Phase #1);
Series 2023, RB(e)	5.13%	09/01/2043	1,200	1,163,874
Series 2023, RB(e)	5.50%	09/01/2053	1,825	1,780,192
Celina (City of), TX (Ten Mile Creek Public Improvement District Improvement Area #1);
Series 2023, RB(e)	4.75%	09/01/2030	325	325,404
Series 2023, RB(e)	5.50%	09/01/2042	875	876,957
Series 2023, RB(e)	5.75%	09/01/2052	1,500	1,503,301
Celina (City of), TX (Ten Mile Creek Public Improvement District Major Improvement Area);
Series 2023, RB(e)	5.50%	09/01/2030	250	250,302
Series 2023, RB(e)	6.25%	09/01/2042	800	801,703
Series 2023, RB(e)	6.50%	09/01/2052	1,300	1,302,721

Central Texas Regional Mobility Authority; Series 2020 E, RB	4.00%	01/01/2050	10,000	9,161,920

Cleveland Independent School District; Series 2020 A, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2052	5,855	5,558,207

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,048,651

Corpus Christi Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	8,000	7,774,714
Crandall (City of), TX;
Series 2021, RB(e)	4.75%	09/15/2031	100	92,936
Series 2021, RB(e)	4.25%	09/15/2041	250	217,772
Series 2021, RB(e)	5.00%	09/15/2041	500	467,474
Series 2021, RB(e)	4.50%	09/15/2051	500	423,622
Series 2021, RB(e)	5.25%	09/15/2051	500	465,224

Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	10,000	9,771,440

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	15,000	14,485,420

Dallas (City of), TX Area Rapid Transit; Series 2021 B, Ref. RB	4.00%	12/01/2051	31,180	30,087,768

DeSoto (City of), TX (Danieldale Homestead); Series 2023, RB(e)	5.50%	09/15/2050	1,500	1,438,572

Edinburg Economic Development Corp.; Series 2019, RB(e)	5.00%	08/15/2044	1,645	1,534,141

El Paso (City of), TX; Series 2021 B, GO Bonds	4.00%	08/15/2047	6,000	5,756,025

Fort Worth Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	7,000	6,858,755
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	1,180	981,551
Series 2014, RB	6.00%	09/01/2038	3,325	2,314,214
Series 2014, RB	6.13%	09/01/2044	3,125	2,102,119

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Godley Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	$7,375	$ 7,929,599

Grand Parkway Transportation Corp.; Series 2015 XF2034, Revenue Ctfs.(f)(i)(j)	5.00%	10/01/2023	10,000	10,051,207

Grand Parkway Transportation Corp. (Tesla Supported); Series 2018 A, RB	5.00%	10/01/2048	32,525	34,039,780

Gulf Coast Industrial Development Authority; Series 1998, RB(b)	8.00%	04/01/2028	20	20,016

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2045	18,050	17,449,390
Hays (County of), TX (La Cima Public Improvement District);
Series 2022, RB(e)	5.50%	09/15/2042	2,000	2,003,773
Series 2022, RB(e)	5.75%	09/15/2052	3,550	3,549,642

Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(d)	4.00%	05/01/2044	2,355	2,118,600

Hitchcock Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	7,250	6,965,339
Houston (City of), TX;
Series 2020 C, Ref. RB	4.00%	11/15/2049	3,500	3,378,237
Series 2021 A, RB(b)	4.00%	07/01/2046	6,400	5,956,867
Series 2021 A, RB(b)	4.00%	07/01/2048	5	4,633
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(b)	5.00%	07/01/2029	1,000	1,000,166
Series 2020 A, Ref. RB(b)	5.00%	07/01/2027	1,250	1,261,171
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	8,250	8,362,354
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,750	1,765,914
Series 2021 B-1, RB(b)	4.00%	07/15/2041	15,000	13,094,604

Humble Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.00%	02/15/2052	20,500	19,535,906

Krum Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,500	2,301,191
Lamar Consolidated Independent School District;
Series 2023, GO Bonds(j)	4.00%	02/15/2048	37,500	36,025,894
Series 2023, GO Bonds(j)	4.00%	02/15/2053	35,000	33,007,405

Laredo (City of), TX; Series 2020 A, RB	4.00%	03/01/2050	5,975	5,648,947

Little Elm (Town of), TX; Series 2022, RB(e)	6.88%	09/01/2052	2,700	2,813,928

Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(e)	5.75%	09/15/2052	2,500	2,437,563
Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(e)	5.25%	09/15/2042	1,500	1,431,625
Series 2022, RB(e)	5.38%	09/15/2052	2,500	2,369,409

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	25,000	24,233,530
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	150	115,706
Series 2021 A-2, RB	7.50%	11/15/2036	2,100	1,722,727
Series 2021, RB	2.00%	11/15/2061	3,922	1,602,089

New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn); Series 2016 A-1, RB	5.00%	07/01/2031	350	239,750
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/02/2046	1,750	1,198,750
Series 2016, RB	5.00%	07/03/2051	1,750	1,198,750
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University);
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2038	500	509,781
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2048	1,750	1,762,711
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2058	2,400	2,412,307

New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(f)(i)	5.00%	04/01/2026	2,315	2,425,036
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(e)	5.00%	08/15/2040	2,390	2,180,993
Series 2020 A, RB(e)	5.00%	08/15/2050	2,220	1,905,397

New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,250	6,360,677
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy);
Series 2018 A, RB(e)	6.00%	08/15/2037	1,000	1,023,699
Series 2018 A, RB(e)	6.00%	08/15/2047	13,435	13,586,841

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	$400	$ 349,297
Series 2016 A, RB	5.50%	11/15/2046	650	530,113
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,716,871
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	12,185	11,127,146
Series 2022 A, RB	6.75%	10/01/2052	8,935	8,017,835
Series 2022 A, RB	6.88%	10/01/2057	15,910	14,260,757
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	3,700	2,948,101
Series 2020, RB	5.25%	10/01/2055	12,390	9,600,458

New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,041,955

North Central Texas Housing Finance Corp. (Village of Kaufman Apartments); Series 2012, RB(f)	6.15%	01/01/2029	1,445	1,445,922
North Parkway Municipal Management District No. 1;
Series 2021, RB(e)	4.00%	09/15/2041	500	431,310
Series 2021, RB(e)	4.25%	09/15/2051	1,000	841,784
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(e)	4.75%	09/15/2041	2,000	1,869,637
Series 2021, RB(e)	5.00%	09/15/2051	3,500	3,227,010
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(e)	5.75%	09/15/2032	340	339,724
Series 2022, RB(e)	5.50%	09/15/2042	800	787,784
Series 2022, RB(e)	5.63%	09/15/2052	1,450	1,425,337
Series 2022, RB(e)	6.13%	09/15/2052	2,070	2,095,076
Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(e)	5.50%	09/15/2042	750	738,547
Series 2022, RB(e)	5.63%	09/15/2052	1,300	1,277,889
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(e)	5.38%	09/15/2027	350	350,892
Series 2022, RB(e)	5.63%	09/15/2032	400	404,556
Series 2022, RB(e)	6.00%	09/15/2052	4,000	4,041,600
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(e)	5.50%	09/15/2048	2,000	1,975,602
Series 2022, RB(e)	6.50%	09/15/2052	1,484	1,511,568
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	655	623,310
Series 2016 A, RB	5.00%	08/15/2046	1,000	905,673
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(e)	5.13%	09/01/2042	845	824,901
Series 2022, RB(e)	5.25%	09/01/2052	1,375	1,317,457

Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	9,620	9,814,102

Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(f)(i)	8.00%	11/15/2024	3,000	3,187,584

Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,824,193

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	450,114

Sabine Neches Housing Finance Corp. (Fox Run Apartments); Series 2012, RB(f)	6.15%	01/01/2029	1,725	1,725,220
San Antonio (City of), TX;
Series 2021 A, RB(j)	5.00%	02/01/2046	10,000	10,671,339
Series 2021 A, RB(j)	5.00%	02/01/2049	3,605	3,845,729

San Antonio Municipal Facilities Corp. (City Tower Renovation); Series 2021, RB	4.00%	08/01/2048	13,000	12,774,921

San Antonio Water System; Series 2023, RB(j)	4.00%	05/15/2051	20,000	18,414,218

Sanger Industrial Development Corp. (Texas Pellets); Series 2012 C, RB (Acquired 08/31/2012; Cost $26,820,000)(b)(g)(h)(l)	7.50%	07/01/2038	26,820	6,705,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,491,523
Series 2017, RB	6.75%	11/15/2052	2,100	2,073,459

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB(g)	6.38%	02/15/2048	$5,710	$ 3,140,500
Series 2017 A, RB(g)	6.38%	02/15/2052	3,000	1,650,000
Series 2017, RB(g)	6.38%	02/15/2041	2,075	1,141,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	480,348
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	1,864,219
Series 2020, Ref. RB	6.75%	11/15/2051	3,000	2,701,299
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,226,164

Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2042	18,825	18,904,402
Texas (State of) Water Development Board;
Series 2018, RB(j)	5.00%	10/15/2053	13,515	14,255,919
Series 2019 A, RB	4.00%	10/15/2044	5,000	4,937,213
Series 2021, RB	4.00%	10/15/2056	15,000	14,604,882

Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	8,500	8,201,359
Texas State Student Housing Corp.;
Series 2001, RB(g)	6.85%	07/01/2031	215	210,700
Series 2001, RB	6.75%	12/31/2049	145	145,000
Texas State Technical College;
Series 2022, RB (INS - AGM)(d)(j)	5.50%	08/01/2042	12,500	14,079,813
Series 2022, RB (INS - AGM)(d)(j)	6.00%	08/01/2054	6,000	6,868,699

Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,896	1,898,299

Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	6,125	6,109,447
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGM)(d)	4.25%	10/01/2044	1,360	1,361,013
Series 2022, GO Bonds (INS - AGM)(d)	4.25%	10/01/2047	1,540	1,520,875
Series 2022, GO Bonds (INS - AGM)(d)	4.38%	10/01/2048	1,805	1,807,900
Series 2022, GO Bonds (INS - AGM)(d)	4.50%	10/01/2050	1,510	1,518,326
Ysleta Independent School District;
Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	8,700	8,081,988
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.00%	08/15/2056	17,340	18,763,356

				799,369,503

Utah–1.22%

Auto Mall & Retail Public Infrastructure District; Series 2023 A, GO Bonds(c)(e)	8.25%	03/01/2053	18,700	13,935,524

Black Desert Public Infrastructure District; Series 2021 B, GO Bonds(e)	7.38%	09/15/2051	5,500	4,498,983
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(e)	6.00%	03/01/2053	6,500	6,454,516
Series 2022 B, GO Bonds(e)	9.00%	03/15/2053	1,239	1,232,015

Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(e)	5.50%	03/01/2051	11,500	8,766,192
Hideout (Town of), UT Local District No. 1;
Series 2014, RB	7.75%	08/01/2024	80	80,286
Series 2014, RB	8.25%	08/01/2034	610	602,474

Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(e)	6.00%	03/01/2051	13,815	10,879,545
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(e)	4.38%	02/01/2051	1,000	746,162
Series 2021 B, GO Bonds(e)	7.38%	08/15/2051	600	484,114
Salt Lake City (City of), UT;
Series 2017 A, RB(b)	5.00%	07/01/2047	5,000	5,075,613
Series 2021 A, RB (INS - AGM)(b)(d)	4.00%	07/01/2051	20,420	18,793,888
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,750	1,749,875
Series 2012, RB	6.25%	07/15/2042	3,870	3,844,078
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(e)	5.00%	10/15/2038	2,330	2,223,988
Series 2018 A, RB(e)	5.25%	10/15/2048	2,205	2,039,269

Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(e)	5.00%	06/15/2050	2,000	1,753,332

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)

Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(e)	5.38%	06/15/2049	$3,645	$ 3,258,814

Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(e)	5.00%	02/15/2046	855	793,609
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(e)	5.25%	06/15/2037	4,810	4,638,672
Series 2017, Ref. RB(e)	5.38%	06/15/2048	8,415	7,778,653

				99,629,602

Vermont–0.08%
East Central Vermont Telecommunications District;
Series 2018 A, RB(e)	5.75%	12/01/2036	1,450	1,455,283
Series 2018 A, RB(e)	5.60%	12/01/2043	960	951,883
Series 2019 A, RB(e)	5.00%	12/01/2048	4,330	3,808,715

				6,215,881

Virgin Islands–0.17%

Tobacco Settlement Financing Corp.; Series 2006 A, RB(k)	0.00%	05/15/2035	28,550	13,685,971

Virginia–0.71%

Atlantic Park Community Development Authority; Series 2023, RB(e)	6.25%	08/01/2045	16,865	15,956,115

Celebrate North Community Development Authority; Series 2003 B, RB(g)(h)	6.75%	03/01/2034	1,294	841,100
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	919	706,265
Series 2014 B, RB	6.05%	03/01/2044	2,607	2,169,159
Series 2014 C, RB(g)	6.05%	03/01/2054	2,183	1,091,507

Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.25%	01/01/2054	13,300	10,448,637

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	1,000	926,524

Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(e)	5.55%	01/01/2037	2,100	1,874,651
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB(g)	5.00%	09/01/2050	3,910	2,441,873
Series 2020, RB (Acquired 01/23/2020-09/15/2020; Cost $2,749,000)(g)(l)	5.13%	09/01/2055	2,920	1,813,485
Roanoke (County of), VA Economic Development Authority;
Series 2019 A, Ref. RB(g)	5.25%	09/01/2049	14,735	9,561,334
Series 2019 A, Ref. RB(g)	5.38%	09/01/2054	7,215	4,607,376

Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,409,014

Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(b)(e)(f)	5.00%	07/01/2038	4,690	4,329,320

				58,176,360

Washington–1.60%
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	2,185	2,247,275
Series 2018 A, RB(e)	5.25%	01/01/2038	3,000	3,085,535
Series 2018 B, RB(e)	5.00%	01/01/2032	500	514,250
Series 2018 B, RB(e)	5.25%	01/01/2038	1,000	1,028,512

Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	110	109,763

Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(b)	6.10%	10/01/2031	45	43,516

Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(b)	5.00%	04/01/2030	2,125	2,125,726
Seattle (Port of), WA;
Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	12,000	12,518,400
Series 2022 B, Ref. RB(b)	4.00%	08/01/2047	3,000	2,701,915
Series 2022 B, Ref. RB(b)	5.00%	08/01/2047	6,500	6,772,034
Series 2022 B, Ref. RB(b)	5.50%	08/01/2047	2,500	2,707,682
Series 2022, RB(b)(j)	5.00%	04/01/2044	25,295	26,270,669

Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,940	1,859,879

Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB(b)(e)(g)	7.50%	01/01/2032	26,355	15,813,000

Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(e)	5.63%	12/01/2040	8,000	7,761,910

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)

Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(e)	9.00%	12/01/2036	$16,050	$ 15,807,196
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(e)(f)(i)	7.00%	07/01/2025	1,000	1,064,204
Series 2015 A, RB(e)(f)(i)	7.00%	07/01/2025	1,700	1,809,147

Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB(e)	5.00%	01/01/2046	6,000	4,499,738

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	20,971	19,196,602

Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(e)	5.00%	01/01/2055	3,265	2,315,612

				130,252,565

West Virginia–0.89%

Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(e)(g)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(e)	5.75%	06/01/2042	18,975	13,793,415
Series 2019 B, Ref. RB(e)	7.50%	06/01/2042	5,285	4,109,332
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(e)	5.75%	06/01/2043	3,435	3,504,850
Series 2020, Ref. RB(e)	7.50%	06/01/2043	9,060	9,795,956

Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	7,491,644

West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC); Series 2023, RB(b)(e)	9.50%	05/01/2043	20,000	19,943,766

				72,211,463

Wisconsin–1.32%

Gillett (City of), WI; Series 2021 A, RB(b)(e)	5.50%	12/01/2032	4,600	3,820,732
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	1,664,394
Series 2019, Ref. RB	5.00%	11/01/2046	3,200	2,565,551
Series 2019, Ref. RB	5.00%	11/01/2054	7,000	5,366,080

Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	5.00%	08/01/2049	2,750	1,877,675
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $15,176)(e)(k)(l)	0.00%	01/01/2047	156	3,393
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2048	136	2,820
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $12,501)(e)(k)(l)	0.00%	01/01/2049	134	2,626
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,835)(e)(k)(l)	0.00%	01/01/2050	129	2,366
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,384)(e)(k)(l)	0.00%	01/01/2051	127	2,211
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2052	165	2,678
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2053	163	2,513
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2054	158	2,291
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2055	154	2,128
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2056	151	1,987
Series 2005 A-1, RB(e)(g)	5.50%	07/01/2056	8,230	4,581,033
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2057	168	2,078
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2058	163	1,920
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2059	159	1,781
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2060	156	1,641
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2061	153	1,528
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2062	149	1,407
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2063	146	1,309
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2064	143	1,222
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2065	140	1,131
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2066	151	1,130
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2067	1,821	12,337
Series 2012 C, Ref. RB(b)	5.25%	07/01/2028	1,500	1,500,948
Series 2012, RB	6.00%	09/01/2045	5,875	5,492,067

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Series 2015 A, RB	6.00%	02/01/2045	$1,910	$ 1,857,959
Series 2016 A, RB(e)	5.25%	05/01/2046	2,500	2,236,585
Series 2016 A, RB	5.25%	01/01/2052	10,960	8,405,576
Series 2018, RB (INS - AGM)(d)	5.00%	07/01/2058	7,900	8,113,840
Series 2019, RB(e)	5.00%	06/15/2054	455	394,690
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(e)	5.00%	06/01/2040	760	668,641
Series 2020 A, RB(e)	5.00%	06/01/2049	1,340	1,098,038

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)(g)	6.75%	08/01/2031	22,000	14,300,000

Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(e)	5.13%	06/01/2048	2,075	1,814,790
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(e)	4.75%	06/01/2029	250	238,566
Series 2019 A, RB(e)	5.25%	06/01/2039	750	682,601
Series 2019 A, RB(e)	5.50%	06/01/2049	1,940	1,726,938
Wisconsin (State of) Public Finance Authority (Dreamhouse);
Series 2022 A, RB(e)	5.75%	06/01/2025	16,975	17,007,463
Series 2022 B, RB(e)	7.50%	06/01/2025	1,970	1,921,831
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	930	930,513
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,345,630

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(e)	5.00%	06/15/2049	520	459,376
Wisconsin (State of) Public Finance Authority (Rider University);
Series 2021 A, Ref. RB(e)	4.50%	07/01/2048	5,000	3,867,479
Series 2021 B, RB(e)	6.00%	07/01/2031	7,040	6,218,203
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(e)	5.38%	06/01/2044	3,495	2,956,225
Series 2019 A, RB(e)	5.50%	06/01/2054	4,320	3,569,397
Series 2019, RB(e)	5.62%	06/01/2029	730	682,098

				107,417,416
Total Municipal Obligations (Cost $9,841,648,480)				9,269,988,009

			Shares
Common Stocks & Other Equity Interests–0.35%

Delta Air Lines, Inc.(o)			7,679	278,978

General Motors Co.			2,919	94,605

Energy Harbor Corp.(o)			363,120	28,096,410
Total Common Stocks & Other Equity Interests (Cost $11,063,438)				28,469,993

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.28%
California–0.17%
CalPlant I LLC;
Series 21A(e)(h)	9.50%	05/31/2023	$1,005	1,005,000
Series 21B(e)(h)	9.50%	08/31/2023	3,820	3,820,000
Series 22A(e)(h)	9.50%	08/31/2023	2,105	2,105,000
Series 22B(e)(h)	9.50%	08/31/2023	180	180,000
Series 22C(e)(h)	9.50%	08/31/2023	1,380	1,380,000
Series 22X(e)	9.50%	08/31/2023	2,075	2,075,000
Series 23A(e)(h)	9.50%	08/31/2023	730	730,000
Series 23B(e)(h)	9.50%	08/31/2023	650	650,000
Series 23C(h)	9.50%	05/31/2023	1,035	1,035,000
Series 23D(e)	9.50%	07/31/2023	900	900,000

				13,880,000

North Dakota–0.02%

Red River Biorefinery LLC; Class 23ASeries 23A(e)	15.00%	12/31/2023	2,000	2,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

Interest Rate		Maturity Date	Principal Amount (000)	Value

West Virginia–0.09%
Empire South Terminal of West Virginia LLC(e)	14.00%	11/01/2023	$6,850	$7,029,813

Total U.S. Dollar Denominated Bonds & Notes (Cost $22,730,000)				22,909,813

TOTAL INVESTMENTS IN SECURITIES(p)–114.49% (Cost $9,875,441,918)				9,321,367,815

FLOATING RATE NOTE OBLIGATIONS–(15.11)%
Notes with interest and fee rates ranging from 3.45% to 4.18% at 05/31/2023 and contractual maturities of collateral ranging from 05/01/2029 to 05/15/2062(q)				(1,230,430,000)

BORROWINGS–(2.10)%				(170,600,000)

OTHER ASSETS LESS LIABILITIES–2.72%				221,593,369

NET ASSETS–100.00%				$8,141,931,184

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
COP	– Certificates of Participation
Ctfs.	– Certificates
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $1,126,309,503, which represented 13.83% of the Fund’s Net Assets.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $230,605,353, which represented 2.83% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)	Zero coupon bond issued at a discount.
(l)	Restricted security. The aggregate value of these securities at May 31, 2023 was $97,242,991, which represented 1.19% of the Fund’s Net Assets.
(m)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $99,060,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Non-income producing security.
(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Fund’s investments with a value of $1,746,358,030 are held by TOB Trusts and serve as collateral for the $1,230,430,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Obligations	$–	$9,192,806,501	$77,181,508	$9,269,988,009

Common Stocks & Other Equity Interests	28,469,993	–	–	28,469,993
U.S. Dollar Denominated Bonds & Notes	–	12,004,813	10,905,000	22,909,813
Total Investments in Securities	28,469,993	9,204,811,314	88,086,508	9,321,367,815

Other Investments – Assets
Investments Matured	–	7,722,497	12,023,363	19,745,860
Total Investments	$28,469,993	$9,212,533,811	$100,109,871	$9,341,113,675

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2023:

	Value 02/28/23*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 05/31/23

Municipal Obligations	$80,462,271	$182,035	$(3,846,534)	$39,662	$415,266	$314,582	$–	$(385,774)	$77,181,508

Investments Matured	19,937,028	–	(12,785,497)	–	–	4,871,832	–	–	12,023,363
U.S. Dollar Denominated Bonds & Notes	9,220,000	1,035,000	–	–	–	–	650,000	–	10,905,000
Total	$109,619,299	$1,217,035	$(16,632,031)	$39,662	$415,266	$5,186,414	$650,000	$(385,774)	$100,109,871

*	Prior year balances have been adjusted for a change in security classification.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Rochester® Municipal Opportunities Fund